United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Six months ended 3/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Clover Mid Value Fund

Established 2009

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.37
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.57
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$9.92
Total Return [2]	0.19%

Ratios to Average Net Assets:
Net expenses	1.09	% [3]
Net investment income	4.35	% [3]
Expense waiver/reimbursement [4]	68.68	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[5]
Portfolio turnover	2%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.37
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.57
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$9.92
Total Return [2]	5.07%

Ratios to Average Net Assets:
Net expenses	1.96	% [3]
Net investment income	3.48	% [3]
Expense waiver/reimbursement [4]	68.68	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[5]
Portfolio turnover	2%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,001.90	$0.48
Class C Shares	$1,000	$1,050.70	$0.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.49
Class C Shares	$1,000	$1,015.16	$9.85

1 "Actual" expense information is for the period from March 16, 2009 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of the respective share class, multiplied by 16/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information for Class A Shares and Class C Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.09%
Class C Shares	1.96%

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	29.3%
Utilities	15.1%
Consumer Discretionary	12.8%
Consumer Staples	8.0%
Information Technology	6.6%
Industrials	6.4%
Health Care	6.2%
Energy	5.3%
Materials	4.2%
Telecommunication Services	2.6%
Cash Equivalents [2]	5.7%
Other Assets and Liabilities - Net [3]	(2.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.5%
		Consumer Discretionary--12.8%
885		D. R. Horton, Inc.	$8,584
575		Family Dollar Stores, Inc.	19,188
1,650		Foot Locker, Inc.	17,292
1,385		Gap (The), Inc.	17,991
460		Genuine Parts Co.	13,736
435		International Speedway Corp., Class A	9,596
630	[1]	Liberty Media Corp.	12,568
		TOTAL	98,955
		Consumer Staples--8.0%
350	[1]	BJ's Wholesale Club, Inc.	11,196
220		Bunge Ltd.	12,463
500	[1]	Dean Foods Co.	9,040
155		Lorillard, Inc.	9,570
420		Safeway, Inc.	8,480
1,380		Sara Lee Corp.	11,150
		TOTAL	61,899
		Energy--5.3%
460		Cimarex Energy Co.	8,455
1,035		El Paso Corp.	6,469
380		Noble Energy, Inc.	20,474
365		Pioneer Natural Resources, Inc.	6,012
		TOTAL	41,410
		Financials--29.3%
380		AON Corp.	15,512
695		Ameriprise Financial, Inc.	14,241
1,090		Annaly Capital Management, Inc.	15,118
500	[1]	Arch Capital Group Ltd.	26,930
710		Assurant, Inc.	15,464
239		Avalonbay Communities, Inc.	11,247
520		Comerica, Inc.	9,521
350		Federal Realty Investment Trust	16,100
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,475		Hudson City Bancorp, Inc.	$17,243
690		Invesco Ltd.	9,563
2,115		KeyCorp	16,645
320		PartnerRe Ltd.	19,862
891		People's United Financial, Inc.	16,011
1,485		Regions Financial Corp.	6,326
520		Reinsurance Group of America	16,843
		TOTAL	226,626
		Health Care--6.2%
690		CIGNA Corp.	12,137
510	[1]	Coventry Health Care, Inc.	6,599
335	[1]	Hospira, Inc.	10,338
610	[1]	Watson Pharmaceuticals, Inc.	18,977
		TOTAL	48,051
		Industrials--6.4%
295		Dover Corp.	7,782
245		Eaton Corp.	9,031
655	[1]	General Cable Corp.	12,982
518		Republic Services, Inc.	8,884
590	[1]	WESCO International, Inc.	10,691
		TOTAL	49,370
		Information Technology--6.6%
265	[1]	Affiliated Computer Services, Inc., Class A	12,691
380	[1]	Hewitt Associates, Inc.	11,309
660	[1]	Lexmark International Group, Class A	11,134
585	[1]	Western Digital Corp.	11,314
1,020		Xerox Corp.	4,641
		TOTAL	51,089
		Materials--4.2%
745		MeadWestvaco Corp.	8,933
245		PPG Industries, Inc.	9,041
710		Sonoco Products Co.	14,896
		TOTAL	32,870
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--2.6%
605	[1]	Crown Castle International Corp.	$12,348
205		Embarq Corp.	7,759
		TOTAL	20,107
		Utilities--15.1%
585		American Electric Power Co., Inc.	14,777
570		Atmos Energy Corp.	13,178
145		Entergy Corp.	9,873
370		National Fuel Gas Co.	11,348
645		P G & E Corp.	24,652
345		Progress Energy, Inc.	12,510
380		Sempra Energy	17,571
705		Xcel Energy, Inc.	13,134
		TOTAL	117,043
		TOTAL COMMON STOCKS (IDENTIFIED COST $704,718)	747,420
		MUTUAL FUND--5.7%
43,928	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	43,928
		TOTAL INVESTMENTS--102.2% (IDENTIFIED COST $748,646) [4]	791,348
		OTHER ASSETS AND LIABILITIES - NET--(2.2)% [5]	(16,734)
		TOTAL NET ASSETS--100%	$774,614

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$791,348
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$791,348

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $43,928 of investments in an affiliated issuer (Note 5) (identified cost $748,646)		$791,348
Cash		156
Income receivable		2,413
Receivable from Adviser		1,200
TOTAL ASSETS		795,117
Liabilities:
Payable for administrative personnel and services fee (Note 5)	$8,110
Payable for transfer and dividend disbursing agent fees and expenses	2,863
Payable for custodian fees	845
Payable for auditing fees	1,809
Payable for legal fees	904
Payable for portfolio accounting fees	1,300
Payable for share registration costs	3,067
Payable for printing and postage	1,283
Accrued expenses	322
TOTAL LIABILITIES		20,503
Net assets for 78,106 shares outstanding		$774,614
Net Assets Consist of:
Paid-in capital		$732,439
Net unrealized appreciation of investments		42,702
Accumulated net realized loss on investments		(793)
Undistributed net investment income		266
TOTAL NET ASSETS		$774,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($105.91 ÷ 10.672 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share (100/94.50 of $9.92)		$10.50
Redemption proceeds per share		$9.92
Class C Shares:
Net asset value per share ($105.91 ÷ 10.672 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share (99.00/100 of $9.92)		$9.82
Institutional Shares:
Net asset value per share ($774,402 ÷ 78,084 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share		$9.92

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 2009 1 (unaudited)

Investment Income:
Dividends (including $20 received from an affiliated issuer (Note 5))			$1,972
Expenses:
Investment adviser fee (Note 5)		$229
Administrative personnel and services fee (Note 5)		10,082
Custodian fees		845
Transfer and dividend disbursing agent fees and expenses		2,863
Auditing fees		1,809
Legal fees		904
Portfolio accounting fees		1,300
Share registration costs		3,067
Printing and postage		1,283
Miscellaneous		322
TOTAL EXPENSES		22,704
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(229)
Waiver of administrative personnel and services fee	(1,972)
Reimbursement of other operating expenses	(20,200)
TOTAL WAIVERS AND REIMBURSEMENT		(22,401)
Net expenses			303
Net investment income			1,669
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(793)
Net change in unrealized appreciation of investments			42,702
Net realized and unrealized gain on investments			41,909
Change in net assets resulting from operations			$43,578

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 3/31/2009 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,669
Net realized loss on investments	(793)
Net change in unrealized appreciation of investments	42,702
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,578
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,403)
Share Transactions:
Proceeds from sale of shares	731,336
Net asset value of shares issued to shareholders in payment of distributions declared	1,403
Cost of shares redeemed	(300)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	732,439
Change in net assets	774,614
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $266)	$774,614

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Clover Mid Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on March 16, 2009. As of and during the period ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax year 2009 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended March 31	2009 [1]
Class A Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11	$100

Period Ended March 31	2009 [1]
Class C Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11	$100

Period Ended March 31	2009 [1]
Institutional Shares:	Shares	Amount
Shares sold	77,949	$730,936
Shares issued to shareholders in payment of distributions declared	145	1,403
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	78,084	$732,239
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	78,106	$732,439

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $748,646. The net unrealized appreciation of investments for federal tax purposes was $42,702. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,751.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended March 31, 2009, the Adviser voluntarily waived its entire fee of $229 and voluntarily reimbursed $20,200 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended March 31, 2009, the net fee paid to FAS was 25.086% of average daily net assets of the Fund. FAS waived $1,972 of its fee. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amount presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended March 31, 2009, FSC retained $5 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the period ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/16/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	107,750	63,822	43,928	$43,928	$20

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2009, were as follows:

Purchases	$984,862
Sales	$14,535

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - November 2008

FEDERATED CLOVER MID VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in November 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. ("Clover Capital"), the investment adviser to the Clover Capital Mid Cap Value Equity Common Fund (the "Predecessor Fund"), a privately offered pooled fund (the "Acquisition"). As part of the transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report noted that Clover Capital, as manager of the Predecessor Fund, direct accounts, a model portfolio and separate managed accounts, generated consistent and strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ending June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172321
Cusip 314172313

40430 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Clover Mid Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.37
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.55
TOTAL FROM INVESTMENT OPERATIONS	0.57
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$9.92
Total Return [2]	6.07%

Ratios to Average Net Assets:
Net expenses	0.94	% [3]
Net investment income	5.16	% [3]
Expense waiver/reimbursement [4]	69.29	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$774
Portfolio turnover	2%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,060.70	$0.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.24	$4.73

1 "Actual" expense information is for the period from March 16, 2009 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by 16/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	29.3%
Utilities	15.1%
Consumer Discretionary	12.8%
Consumer Staples	8.0%
Information Technology	6.6%
Industrials	6.4%
Health Care	6.2%
Energy	5.3%
Materials	4.2%
Telecommunication Services	2.6%
Cash Equivalents [2]	5.7%
Other Assets and Liabilities - Net [3]	(2.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.5%
		Consumer Discretionary--12.8%
885		D.R. Horton, Inc.	$8,584
575		Family Dollar Stores, Inc.	19,188
1,650		Foot Locker, Inc.	17,292
1,385		Gap (The), Inc.	17,991
460		Genuine Parts Co.	13,736
435		International Speedway Corp., Class A	9,596
630	[1]	Liberty Media Corp.	12,568
		TOTAL	98,955
		Consumer Staples--8.0%
350	[1]	BJ's Wholesale Club, Inc.	11,196
220		Bunge Ltd.	12,463
500	[1]	Dean Foods Co.	9,040
155		Lorillard, Inc.	9,570
420		Safeway, Inc.	8,480
1,380		Sara Lee Corp.	11,150
		TOTAL	61,899
		Energy--5.3%
460		Cimarex Energy Co.	8,455
1,035		El Paso Corp.	6,469
380		Noble Energy, Inc.	20,474
365		Pioneer Natural Resources, Inc.	6,012
		TOTAL	41,410
		Financials--29.3%
380		AON Corp.	15,512
695		Ameriprise Financial, Inc.	14,241
1,090		Annaly Capital Management, Inc.	15,118
500	[1]	Arch Capital Group Ltd.	26,930
710		Assurant, Inc.	15,464
239		Avalonbay Communities, Inc.	11,247
520		Comerica, Inc.	9,521
350		Federal Realty Investment Trust	16,100
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,475		Hudson City Bancorp, Inc.	$17,243
690		Invesco Ltd.	9,563
2,115		KeyCorp	16,645
320		PartnerRe Ltd.	19,862
891		People's United Financial, Inc.	16,011
1,485		Regions Financial Corp.	6,326
520		Reinsurance Group of America	16,843
		TOTAL	226,626
		Health Care--6.2%
690		CIGNA Corp.	12,137
510	[1]	Coventry Health Care, Inc.	6,599
335	[1]	Hospira, Inc.	10,338
610	[1]	Watson Pharmaceuticals, Inc.	18,977
		TOTAL	48,051
		Industrials--6.4%
295		Dover Corp.	7,782
245		Eaton Corp.	9,031
655	[1]	General Cable Corp.	12,982
518		Republic Services, Inc.	8,884
590	[1]	WESCO International, Inc.	10,691
		TOTAL	49,370
		Information Technology--6.6%
265	[1]	Affiliated Computer Services, Inc., Class A	12,691
380	[1]	Hewitt Associates, Inc.	11,309
660	[1]	Lexmark International Group, Class A	11,134
585	[1]	Western Digital Corp.	11,314
1,020		Xerox Corp.	4,641
		TOTAL	51,089
		Materials--4.2%
745		MeadWestvaco Corp.	8,933
245		PPG Industries, Inc.	9,041
710		Sonoco Products Co.	14,896
		TOTAL	32,870
Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--2.6%
605	[1]	Crown Castle International Corp.	$12,348
205		Embarq Corp.	7,759
		TOTAL	20,107
		Utilities--15.1%
585		American Electric Power Co., Inc.	14,777
570		Atmos Energy Corp.	13,178
145		Entergy Corp.	9,873
370		National Fuel Gas Co.	11,348
645		P G & E Corp.	24,652
345		Progress Energy, Inc.	12,510
380		Sempra Energy	17,571
705		Xcel Energy, Inc.	13,134
		TOTAL	117,043
		TOTAL COMMON STOCKS (IDENTIFIED COST $704,718)	747,420
		MUTUAL FUND--5.7%
43,928	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	43,928
		TOTAL INVESTMENTS--102.2% (IDENTIFIED COST $748,646) [4]	791,348
		OTHER ASSETS AND LIABILITIES - NET--(2.2)% [5]	(16,734)
		TOTAL NET ASSETS--100%	$774,614

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$791,348
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$791,348

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $43,928 of investments in an affiliated issuer (Note 5) (identified cost $748,646)		$791,348
Cash		156
Income receivable		2,413
Receivable from Adviser		1,200
TOTAL ASSETS		795,117
Liabilities:
Payable for administrative personnel and services fee (Note 5)	$8,110
Payable for transfer and dividend disbursing agent fees and expenses	2,863
Payable for custodian fees	845
Payable for auditing fees	1,809
Payable for legal fees	904
Payable for portfolio accounting fees	1,300
Payable for share registration costs	3,067
Payable for printing and postage	1,283
Accrued expenses	322
TOTAL LIABILITIES		20,503
Net assets for 78,106 shares outstanding		$774,614
Net Assets Consist of:
Paid-in capital		$732,439
Net unrealized appreciation of investments		42,702
Accumulated net realized loss on investments		(793)
Undistributed net investment income		266
TOTAL NET ASSETS		$774,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($105.91 ÷ 10.672 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share (100/94.50 of $9.92)		$10.50
Redemption proceeds per share		$9.92
Class C Shares:
Net asset value per share ($105.91 ÷ 10.672 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share (99.00/100 of $9.92)		$9.82
Institutional Shares:
Net asset value per share ($774,402 ÷ 78,084 shares outstanding), no par value, unlimited shares authorized		$9.92
Offering price per share		$9.92
Redemption proceeds per share		$9.92

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 2009 1 (unaudited)

Investment Income:
Dividends (including $20 received from an affiliated issuer (Note 5))			$1,972
Expenses:
Investment adviser fee (Note 5)		$229
Administrative personnel and services fee (Note 5)		10,082
Custodian fees		845
Transfer and dividend disbursing agent fees and expenses		2,863
Auditing fees		1,809
Legal fees		904
Portfolio accounting fees		1,300
Share registration costs		3,067
Printing and postage		1,283
Miscellaneous		322
TOTAL EXPENSES		22,704
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(229)
Waiver of administrative personnel and services fee	(1,972)
Reimbursement of other operating expenses	(20,200)
TOTAL WAIVERS AND REIMBURSEMENT		(22,401)
Net expenses			303
Net investment income			1,669
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(793)
Net change in unrealized appreciation of investments			42,702
Net realized and unrealized gain on investments			41,909
Change in net assets resulting from operations			$43,578

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 3/31/2009 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,669
Net realized loss on investments	(793)
Net change in unrealized appreciation of investments	42,702
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,578
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,403)
Share Transactions:
Proceeds from sale of shares	731,336
Net asset value of shares issued to shareholders in payment of distributions declared	1,403
Cost of shares redeemed	(300)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	732,439
Change in net assets	774,614
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $266)	$774,614

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Clover Mid Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on March 16, 2009. As of and during the period ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax year 2009 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended March 31	2009 [1]
Class A Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11	$100

Period Ended March 31	2009 [1]
Class C Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11	$100

Period Ended March 31	2009 [1]
Institutional Shares:	Shares	Amount
Shares sold	77,949	$730,936
Shares issued to shareholders in payment of distributions declared	145	1,403
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	78,084	$732,239
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	78,106	$732,439

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $748,646. The net unrealized appreciation of investments for federal tax purposes was $42,702. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,751.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended March 31, 2009, the Adviser voluntarily waived its entire fee of $229 and voluntarily reimbursed $20,200 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended March 31, 2009, the net fee paid to FAS was 25.086% of average daily net assets of the Fund. FAS waived $1,972 of its fee. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amount presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended March 31, 2009, FSC retained $5 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the period ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/16/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	107,750	63,822	43,928	$43,928	$20

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2009, were as follows:

Purchases	$984,862
Sales	$14,535

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - November 2008

FEDERATED CLOVER MID VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in November 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. ("Clover Capital"), the investment adviser to the Clover Capital Mid Cap Value Equity Common Fund (the "Predecessor Fund"), a privately offered pooled fund (the "Acquisition"). As part of the transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report noted that Clover Capital, as manager of the Predecessor Fund, direct accounts, a model portfolio and separate managed accounts, generated consistent and strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ending June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172297

40431 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Clover Small
Value Fund

Established 2009

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.00	[2]
Net realized and unrealized gain on investments	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.71
Net Asset Value, End of Period	$10.71
Total Return [3]	7.10%

Ratios to Average Net Assets:
Net expenses	1.44	% [4]
Net investment income	0.22	% [4]
Expense waiver/reimbursement [5]	1.44	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$12
Portfolio turnover	2%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2]
Net realized and unrealized gain (loss) on investments	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.71
Net Asset Value, End of Period	$10.71
Total Return [3]	7.10%

Ratios to Average Net Assets:
Net expenses	2.19	% [4]
Net investment income (loss)	(0.53	)% [4]
Expense waiver/reimbursement [5]	1.44	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[6]
Portfolio turnover	2%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,071.00	$ 0.65
Class C Shares	$1,000	$1,071.00	$ 0.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.75	$ 7.24
Class C Shares	$1,000	$1,014.01	$11.00

1 "Actual" expense information is for the period from March 16, 2009 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of the respective share class, multiplied by 16/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information for Class A Shares and Class C Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.44%
Class C Shares	2.19%

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	31.6%
Information Technology	15.0%
Consumer Discretionary	10.0%
Industrials	9.8%
Utilities	7.4%
Materials	7.1%
Health Care	6.8%
Consumer Staples	5.8%
Energy	5.4%
Cash Equivalents [2]	1.4%
Other Assets and Liabilities--Net [3]	(0.3)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.9%
		Consumer Discretionary--10.0%
4,255	[1]	99 Cents Only Stores	$39,316
3,655		Asbury Automotive Group, Inc.	15,753
5,115		Brown Shoe Co., Inc.	19,181
5,115	[1]	Build-A-Bear Workshop, Inc.	31,048
1,120	[1]	CEC Entertainment, Inc.	28,986
1,300		Ethan Allen Interiors, Inc.	14,638
6,645	[1]	Hot Topic, Inc.	74,358
2,295	[1]	JAKKS Pacific, Inc.	28,343
5,115		Jackson Hewitt Tax Service, Inc.	26,700
2,230		Regis Corp. Minnesota	32,223
1,415	[1]	Rent-A-Center, Inc.	27,409
3,655		Service Corp. International	12,756
4,045	[1]	Skechers USA, Inc., Class A	26,980
2,590	[1]	Tenneco Automotive, Inc.	4,222
10,660	[1]	Wet Seal, Inc., Class A	35,818
3,735	[1]	Zumiez Inc.	36,229
		TOTAL	453,960
		Consumer Staples--5.8%
2,425	[1]	Elizabeth Arden, Inc.	14,138
2,400	[1]	NBTY, Inc.	33,792
930		Sanderson Farms, Inc.	34,921
1,540		Spartan Stores, Inc.	23,731
2,170	[1]	The Pantry, Inc.	38,214
3,075	[1]	TreeHouse Foods, Inc.	88,529
940		Universal Corp.	28,125
		TOTAL	261,450
Shares			Value
		COMMON STOCKS--continued
		Energy--5.4%
1,095	[1]	Bronco Drilling Co., Inc.	$5,760
2,125		Cabot Oil & Gas Corp., Class A	50,086
1,255	[1]	Forest Oil Corp.	16,503
1,930		Foundation Coal Holdings, Inc.	27,696
645	[1]	Gulfmark Offshore, Inc.	15,390
1,735		Holly Corp.	36,782
465		Nordic American Tanker Shipping Ltd.	13,624
1,895	[1]	Pioneer Drilling Co.	6,216
11,880	[1]	USEC, Inc.	57,024
505	[1]	Whiting Petroleum Corp.	13,054
		TOTAL	242,135
		Financials--31.6%
2,750		American Campus Communities, Inc.	47,740
10,870		Anworth Mortgage Asset Corp.	66,633
2,022	[1]	Argo Group International Holdings Ltd.	60,923
3,170		Aspen Insurance Holdings Ltd.	71,198
680		Cash America International, Inc.	10,649
1,590		City Holding Co.	43,391
3,365		Columbia Banking Systems, Inc.	21,536
3,120		Dime Community Bancorp, Inc.	29,266
1,065		First Merchants Corp.	11,491
4,715		First Niagara Financial Group, Inc.	51,393
2,750		FirstMerit Corp.	50,050
4,130		Flushing Financial Corp.	24,863
1,935		Hanover Insurance Group, Inc.	55,767
1,590		Highwoods Properties, Inc.	34,058
1,270		Home Properties of New York, Inc.	38,925
1,950		IPC Holdings Ltd.	52,728
1,505		Iberiabank Corp.	69,140
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,880		Independent Bank Corp.- Massachusetts	$27,730
1,725	[1]	Investment Technology Group, Inc.	44,022
2,550		LTC Properties, Inc.	44,727
8,625		MFA Mortgage Investments, Inc.	50,715
2,435		Montpelier Re Holdings Ltd.	31,558
2,690		Nara Bancorp, Inc.	7,909
3,420		National Retail Properties, Inc.	54,173
780	[1]	Navigators Group, Inc.	36,800
4,445		Newalliance Bancshares, Inc.	52,184
2,565		Platinum Underwriters Holdings Ltd.	72,743
1,300		Potlatch Corp.	30,147
470	[1]	ProAssurance Corp.	21,911
1,125		Prosperity Bancshares, Inc.	30,769
1,820		Senior Housing Properties Trust	25,516
4,410		South Financial Group, Inc.	4,851
5,985		Sterling Bancshares, Inc.	39,142
1,050		Stewart Information Services Corp.	20,475
3,290		Sun Communities, Inc.	38,921
2,135		Trustmark Corp.	39,241
4,045		UCBH Holdings, Inc.	6,108
1,200		Washington Federal, Inc.	15,948
		TOTAL	1,435,341
		Health Care--6.8%
4,065	[1]	Akorn, Inc.	3,496
1,735	[1]	Amerigroup Corp.	47,782
2,055	[1]	Celera Corporation	15,680
530		Chemed Corp.	20,617
530	[1]	Haemonetics Corp.	29,192
1,200	[1]	ICU Medical, Inc.	38,544
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
2,700	[1]	Inspire Pharmaceuticals, Inc.	$10,962
2,060		Invacare Corp.	33,022
675	[1]	Magellan Health Services, Inc.	24,597
1,520	[1]	PSS World Medical, Inc.	21,812
2,880	[1]	Par Pharmaceutical Cos., Inc.	27,274
1,225	[1]	Salix Pharmaceuticals Ltd.	11,637
815	[1]	Varian, Inc.	19,348
1,075	[1]	ViroPharma, Inc.	5,644
		TOTAL	309,607
		Industrials--9.8%
3,815	[1]	American Commercial Lines, Inc.	12,094
1,250		Ampco-Pittsburgh Corp.	16,575
930		Arkansas Best Corp.	17,689
2,005	[1]	Ceradyne, Inc.	36,351
605	[1]	Consolidated Graphics, Inc.	7,696
1,195	[1]	EnPro Industries, Inc.	20,434
4,175	[1]	GrafTech International Ltd.	25,718
1,495	[1]	Hub Group, Inc.	25,415
1,500		Hubbell, Inc., Class B	40,440
3,940	[1]	Interline Brands, Inc.	33,214
10,260	[1]	Jet Blue Airways Corp.	37,449
1,700		Pacer International, Inc.	5,950
2,710	[1]	Pike Electric Corp.	25,067
1,495	[1]	School Specialty, Inc.	26,297
1,255		Smith (A.O.) Corp.	31,601
2,630	[1]	UAL Corp.	11,782
1,785	[1]	URS Corp.	72,132
		TOTAL	445,904
Shares			Value
		COMMON STOCKS--continued
		Information Technology--15.0%
4,350	[1]	Arris Group, Inc.	$32,059
1,740	[1]	Avocent Corp.	21,124
1,795		Black Box Corp.	42,380
5,480	[1]	Brocade Communications Systems, Inc.	18,906
1,590	[1]	CSG Systems International, Inc.	22,705
2,420		CTS Corp.	8,736
965	[1]	CommScope, Inc.	10,962
1,090	[1]	Digital River, Inc.	32,504
5,670	[1]	EarthLink Network, Inc.	37,252
4,080	[1]	Fairchild Semiconductor International, Inc., Class A	15,218
21,545	[1]	Finisar Corp.	9,480
3,005	[1]	Insight Enterprises, Inc.	9,195
1,680	[1]	NICE-Systems Ltd., ADR	41,765
3,705	[1]	NetScout Systems, Inc.	26,528
3,025	[1]	Perot Systems Corp.	38,962
1,220	[1]	SPSS, Inc.	34,685
9,695	[1]	SeaChange International, Inc.	55,455
5,285	[1]	Sonicwall, Inc.	23,571
4,235	[1]	Symmetricom, Inc.	14,823
8,775		Technitrol, Inc.	15,005
12,815	[1]	Triquint Semiconductor, Inc.	31,653
6,260		United Online, Inc.	27,920
2,055	[1]	Verifone Holdings, Inc.	13,974
2,735	[1]	Vignette Corp.	18,270
4,390	[1]	Zoran Corp.	38,632
1,865	[1]	j2 Global Communications, Inc.	40,825
		TOTAL	682,589
Shares			Value
		COMMON STOCKS--continued
		Materials--7.1%
3,140	[1]	Buckeye Technologies, Inc.	$6,688
2,680		Cliffs Natural Resources, Inc.	48,669
1,350		Compass Minerals International, Inc.	76,099
8,495	[1]	Hecla Mining Co.	16,990
1,745		Innospec, Inc.	6,579
1,260	[1]	Intrepid Potash, Inc.	23,247
580		Kaiser Aluminum Corp.	13,410
3,530		Myers Industries, Inc.	21,674
835		Newmarket Corp.	36,991
1,195	[1]	OM Group, Inc.	23,087
2,700	[1]	Rockwood Holdings, Inc.	21,438
3,385		Spartech Corp.	8,327
5,580	[1]	Stillwater Mining Co.	20,646
		TOTAL	323,845
		Utilities--7.4%
1,380		AGL Resources, Inc.	36,611
1,880		Atmos Energy Corp.	43,466
3,075		Avista Corp.	42,373
2,240		Cleco Corp.	48,586
1,185		MGE Energy, Inc.	37,173
1,210		Northwestern Corp.	25,991
1,310		Southwest Gas Corp.	27,602
1,245		UniSource Energy Corp.	35,096
2,290		Westar Energy, Inc.	40,144
		TOTAL	337,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,269,675)	4,491,873
Shares			Value
		MUTUAL FUND--1.4%
62,971	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	$62,971
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $4,332,646) [4]	4,554,844
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [5]	(13,253)
		TOTAL NET ASSETS--100%	$4,541,591

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$4,554,844
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$4,554,844

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $62,971 of investments in an affiliated issuer (Note 5) (identified cost $4,332,646)		$4,554,844
Cash		457
Income receivable		3,385
Receivable for investments sold		25,194
TOTAL ASSETS		4,583,880
Liabilities:
Payable for investments purchased	$21,452
Payable for administrative personnel and services fee (Note 5)	8,111
Payable for transfer and dividend disbursing agent fees and expenses	3,071
Payable for auditing fees	1,809
Payable for portfolio accounting fees	1,674
Payable for share registration costs	3,159
Payable for printing and postage	1,505
Accrued expenses	1,508
TOTAL LIABILITIES		42,289
Net assets for 424,203 shares outstanding		$4,541,591
Net Assets Consist of:
Paid-in capital		$4,316,472
Net unrealized appreciation of investments		222,198
Accumulated net realized gain on investments		2,211
Undistributed net investment income		710
TOTAL NET ASSETS		$4,541,591
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($12,390 ÷ 1,157 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share (100/94.50 of $10.71)		$11.33
Redemption proceeds per share		$10.71
Class C Shares:
Net asset value per share ($107.05 ÷ 10 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share		$10.71
Redemption proceeds per share (99.00/100 of $10.71)		$10.60
Institutional Shares:
Net asset value per share ($4,529,094 ÷ 423,036 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share		$10.71
Redemption proceeds per share		$10.71

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 2009 (unaudited) 1

Investment Income:
Dividends (including $204 received from an affiliated issuer (Note 5))			$2,547
Expenses:
Investment adviser fee (Note 5)		$1,383
Administrative personnel and services fee (Note 5)		10,082
Custodian fees		1,523
Transfer and dividend disbursing agent fees and expenses		3,071
Auditing fees		1,809
Legal fees		905
Portfolio accounting fees		1,674
Shareholder services fee--Class A Shares (Note 5)		1
Share registration costs		3,159
Printing and postage		1,505
Miscellaneous		322
TOTAL EXPENSES		25,434
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,383)
Waiver of administrative personnel and services fee	(1,971)
Reimbursement of other operating expenses	(20,243)
TOTAL WAIVERS AND REIMBURSEMENT		(23,597)
Net expenses			1,837
Net investment income			710
Realized and Unrealized Gain on Investments:
Net realized gain on investments			2,211
Net change in unrealized appreciation of investments			222,198
Net realized and unrealized gain on investments			224,409
Change in net assets resulting from operations			$225,119

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended (unaudited) 3/31/2009	[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$710
Net realized gain on investments	2,211
Net change in unrealized appreciation/depreciation of investments	222,198
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	225,119
Share Transactions:
Proceeds from sale of shares	4,316,772
Cost of shares redeemed	(300)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,316,472
Change in net assets	4,541,591
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $710)	$4,541,591

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on March 16, 2009. As of and during the period ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax year 2009 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended March 31	2009 [1]
Class A Shares:	Shares	Amount
Shares sold	1,167	$12,155
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,157	$12,055

Period Ended March 31	2009 [1]
Class C Shares:	Shares	Amount
Shares sold	20	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10	$100

Period Ended March 31	2009 [1]
Institutional Shares:	Shares	Amount
Shares sold	423,046	$4,304,417
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	423,036	$4,304,317
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	424,203	$4,316,472

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $4,332,646. The net unrealized appreciation of investments for federal tax purposes was $222,198. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $395,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $173,427.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended March 31, 2009, the Adviser voluntarily waived its entire fee of $1,383 and voluntarily reimbursed $20,243 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended March 31, 2009, the net fee paid to FAS was 5.277% of average daily net assets of the Fund. FAS waived $1,971 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period ended March 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the period ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/16/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	1,335,939	1,272,968	62,971	$62,971	$204

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2009, were as follows:

Purchases	$4,596,308
Sales	$83,794

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009 there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - November 2008

FEDERATED CLOVER SMALL VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in November 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. ("Clover Capital"), the investment adviser to the Clover Capital Enhanced Small Cap Value Equity Common Fund (the "Clover Small Cap"), a privately offered pooled fund (the "Acquisition"). As part of the transaction, Federated proposed that the Clover Small Cap be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Clover Small Cap the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Clover Small Cap, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report noted that Clover Capital, as manager of the Clover Small Cap, subadviser to a mutual fund and adviser to a group trust and separate managed accounts, generated consistent and strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and a similar investment strategy as the Clover Small Cap, the nature and quality of the management of the Fund is expected to reflect that of the Clover Small Cap. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ended June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or it's agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172289
Cusip 314172271

40449 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Clover Small
Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.00	[2]
Net realized and unrealized gain on investments	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.71
Net Asset Value, End of Period	$10.71
Total Return [3]	7.10%

Ratios to Average Net Assets:
Net expenses	1.19	% [4]
Net investment income	0.47	% [4]
Expense waiver/reimbursement [5]	1.44	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,529
Portfolio turnover	2%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,071.00	$0.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,071.00	$6.14

1 "Actual" expense information is for the period from March 16, 2009 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of 1.19%, multiplied by 16/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	31.6%
Information Technology	15.0%
Consumer Discretionary	10.0%
Industrials	9.8%
Utilities	7.4%
Materials	7.1%
Health Care	6.8%
Consumer Staples	5.8%
Energy	5.4%
Cash Equivalents [2]	1.4%
Other Assets and Liabilities--Net [3]	(0.3)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.9%
		Consumer Discretionary--10.0%
4,255	[1]	99 Cents Only Stores	$39,316
3,655		Asbury Automotive Group, Inc.	15,753
5,115		Brown Shoe Co., Inc.	19,181
5,115	[1]	Build-A-Bear Workshop, Inc.	31,048
1,120	[1]	CEC Entertainment, Inc.	28,986
1,300		Ethan Allen Interiors, Inc.	14,638
6,645	[1]	Hot Topic, Inc.	74,358
2,295	[1]	JAKKS Pacific, Inc.	28,343
5,115		Jackson Hewitt Tax Service, Inc.	26,700
2,230		Regis Corp. Minnesota	32,223
1,415	[1]	Rent-A-Center, Inc.	27,409
3,655		Service Corp. International	12,756
4,045	[1]	Skechers USA, Inc., Class A	26,980
2,590	[1]	Tenneco Automotive, Inc.	4,222
10,660	[1]	Wet Seal, Inc., Class A	35,818
3,735	[1]	Zumiez Inc.	36,229
		TOTAL	453,960
		Consumer Staples--5.8%
2,425	[1]	Elizabeth Arden, Inc.	14,138
2,400	[1]	NBTY, Inc.	33,792
930		Sanderson Farms, Inc.	34,921
1,540		Spartan Stores, Inc.	23,731
2,170	[1]	The Pantry, Inc.	38,214
3,075	[1]	TreeHouse Foods, Inc.	88,529
940		Universal Corp.	28,125
		TOTAL	261,450
Shares			Value
		COMMON STOCKS--continued
		Energy--5.4%
1,095	[1]	Bronco Drilling Co., Inc.	$5,760
2,125		Cabot Oil & Gas Corp., Class A	50,086
1,255	[1]	Forest Oil Corp.	16,503
1,930		Foundation Coal Holdings, Inc.	27,696
645	[1]	Gulfmark Offshore, Inc.	15,390
1,735		Holly Corp.	36,782
465		Nordic American Tanker Shipping Ltd.	13,624
1,895	[1]	Pioneer Drilling Co.	6,216
11,880	[1]	USEC, Inc.	57,024
505	[1]	Whiting Petroleum Corp.	13,054
		TOTAL	242,135
		Financials--31.6%
2,750		American Campus Communities, Inc.	47,740
10,870		Anworth Mortgage Asset Corp.	66,633
2,022	[1]	Argo Group International Holdings Ltd.	60,923
3,170		Aspen Insurance Holdings Ltd.	71,198
680		Cash America International, Inc.	10,649
1,590		City Holding Co.	43,391
3,365		Columbia Banking Systems, Inc.	21,536
3,120		Dime Community Bancorp, Inc.	29,266
1,065		First Merchants Corp.	11,491
4,715		First Niagara Financial Group, Inc.	51,393
2,750		FirstMerit Corp.	50,050
4,130		Flushing Financial Corp.	24,863
1,935		Hanover Insurance Group, Inc.	55,767
1,590		Highwoods Properties, Inc.	34,058
1,270		Home Properties of New York, Inc.	38,925
1,950		IPC Holdings Ltd.	52,728
1,505		Iberiabank Corp.	69,140
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
1,880		Independent Bank Corp.- Massachusetts	$27,730
1,725	[1]	Investment Technology Group, Inc.	44,022
2,550		LTC Properties, Inc.	44,727
8,625		MFA Mortgage Investments, Inc.	50,715
2,435		Montpelier Re Holdings Ltd.	31,558
2,690		Nara Bancorp, Inc.	7,909
3,420		National Retail Properties, Inc.	54,173
780	[1]	Navigators Group, Inc.	36,800
4,445		Newalliance Bancshares, Inc.	52,184
2,565		Platinum Underwriters Holdings Ltd.	72,743
1,300		Potlatch Corp.	30,147
470	[1]	ProAssurance Corp.	21,911
1,125		Prosperity Bancshares, Inc.	30,769
1,820		Senior Housing Properties Trust	25,516
4,410		South Financial Group, Inc.	4,851
5,985		Sterling Bancshares, Inc.	39,142
1,050		Stewart Information Services Corp.	20,475
3,290		Sun Communities, Inc.	38,921
2,135		Trustmark Corp.	39,241
4,045		UCBH Holdings, Inc.	6,108
1,200		Washington Federal, Inc.	15,948
		TOTAL	1,435,341
		Health Care--6.8%
4,065	[1]	Akorn, Inc.	3,496
1,735	[1]	Amerigroup Corp.	47,782
2,055	[1]	Celera Corporation	15,680
530		Chemed Corp.	20,617
530	[1]	Haemonetics Corp.	29,192
1,200	[1]	ICU Medical, Inc.	38,544
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
2,700	[1]	Inspire Pharmaceuticals, Inc.	$10,962
2,060		Invacare Corp.	33,022
675	[1]	Magellan Health Services, Inc.	24,597
1,520	[1]	PSS World Medical, Inc.	21,812
2,880	[1]	Par Pharmaceutical Cos., Inc.	27,274
1,225	[1]	Salix Pharmaceuticals Ltd.	11,637
815	[1]	Varian, Inc.	19,348
1,075	[1]	ViroPharma, Inc.	5,644
		TOTAL	309,607
		Industrials--9.8%
3,815	[1]	American Commercial Lines, Inc.	12,094
1,250		Ampco-Pittsburgh Corp.	16,575
930		Arkansas Best Corp.	17,689
2,005	[1]	Ceradyne, Inc.	36,351
605	[1]	Consolidated Graphics, Inc.	7,696
1,195	[1]	EnPro Industries, Inc.	20,434
4,175	[1]	GrafTech International Ltd.	25,718
1,495	[1]	Hub Group, Inc.	25,415
1,500		Hubbell, Inc., Class B	40,440
3,940	[1]	Interline Brands, Inc.	33,214
10,260	[1]	Jet Blue Airways Corp.	37,449
1,700		Pacer International, Inc.	5,950
2,710	[1]	Pike Electric Corp.	25,067
1,495	[1]	School Specialty, Inc.	26,297
1,255		Smith (A.O.) Corp.	31,601
2,630	[1]	UAL Corp.	11,782
1,785	[1]	URS Corp.	72,132
		TOTAL	445,904
Shares			Value
		COMMON STOCKS--continued
		Information Technology--15.0%
4,350	[1]	Arris Group, Inc.	$32,059
1,740	[1]	Avocent Corp.	21,124
1,795		Black Box Corp.	42,380
5,480	[1]	Brocade Communications Systems, Inc.	18,906
1,590	[1]	CSG Systems International, Inc.	22,705
2,420		CTS Corp.	8,736
965	[1]	CommScope, Inc.	10,962
1,090	[1]	Digital River, Inc.	32,504
5,670	[1]	EarthLink Network, Inc.	37,252
4,080	[1]	Fairchild Semiconductor International, Inc., Class A	15,218
21,545	[1]	Finisar Corp.	9,480
3,005	[1]	Insight Enterprises, Inc.	9,195
1,680	[1]	NICE-Systems Ltd., ADR	41,765
3,705	[1]	NetScout Systems, Inc.	26,528
3,025	[1]	Perot Systems Corp.	38,962
1,220	[1]	SPSS, Inc.	34,685
9,695	[1]	SeaChange International, Inc.	55,455
5,285	[1]	Sonicwall, Inc.	23,571
4,235	[1]	Symmetricom, Inc.	14,823
8,775		Technitrol, Inc.	15,005
12,815	[1]	Triquint Semiconductor, Inc.	31,653
6,260		United Online, Inc.	27,920
2,055	[1]	Verifone Holdings, Inc.	13,974
2,735	[1]	Vignette Corp.	18,270
4,390	[1]	Zoran Corp.	38,632
1,865	[1]	j2 Global Communications, Inc.	40,825
		TOTAL	682,589
Shares			Value
		COMMON STOCKS--continued
		Materials--7.1%
3,140	[1]	Buckeye Technologies, Inc.	$6,688
2,680		Cliffs Natural Resources, Inc.	48,669
1,350		Compass Minerals International, Inc.	76,099
8,495	[1]	Hecla Mining Co.	16,990
1,745		Innospec, Inc.	6,579
1,260	[1]	Intrepid Potash, Inc.	23,247
580		Kaiser Aluminum Corp.	13,410
3,530		Myers Industries, Inc.	21,674
835		Newmarket Corp.	36,991
1,195	[1]	OM Group, Inc.	23,087
2,700	[1]	Rockwood Holdings, Inc.	21,438
3,385		Spartech Corp.	8,327
5,580	[1]	Stillwater Mining Co.	20,646
		TOTAL	323,845
		Utilities--7.4%
1,380		AGL Resources, Inc.	36,611
1,880		Atmos Energy Corp.	43,466
3,075		Avista Corp.	42,373
2,240		Cleco Corp.	48,586
1,185		MGE Energy, Inc.	37,173
1,210		Northwestern Corp.	25,991
1,310		Southwest Gas Corp.	27,602
1,245		UniSource Energy Corp.	35,096
2,290		Westar Energy, Inc.	40,144
		TOTAL	337,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,269,675)	4,491,873
Shares			Value
		MUTUAL FUND--1.4%
62,971	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	$62,971
		TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $4,332,646) [4]	4,554,844
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [5]	(13,253)
		TOTAL NET ASSETS--100%	$4,541,591

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$4,554,844
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$4,554,844

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $62,971 of investments in an affiliated issuer (Note 5) (identified cost $4,332,646)		$4,554,844
Cash		457
Income receivable		3,385
Receivable for investments sold		25,194
TOTAL ASSETS		4,583,880
Liabilities:
Payable for investments purchased	$21,452
Payable for administrative personnel and services fee (Note 5)	8,111
Payable for transfer and dividend disbursing agent fees and expenses	3,071
Payable for auditing fees	1,809
Payable for portfolio accounting fees	1,674
Payable for share registration costs	3,159
Payable for printing and postage	1,505
Accrued expenses	1,508
TOTAL LIABILITIES		42,289
Net assets for 424,203 shares outstanding		$4,541,591
Net Assets Consist of:
Paid-in capital		$4,316,472
Net unrealized appreciation of investments		222,198
Accumulated net realized gain on investments		2,211
Undistributed net investment income		710
TOTAL NET ASSETS		$4,541,591
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($12,390 ÷ 1,157 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share (100/94.50 of $10.71)		$11.33
Redemption proceeds per share		$10.71
Class C Shares:
Net asset value per share ($107.05 ÷ 10 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share		$10.71
Redemption proceeds per share (99.00/100 of $10.71)		$10.60
Institutional Shares:
Net asset value per share ($4,529,094 ÷ 423,036 shares outstanding), no par value, unlimited shares authorized		$10.71
Offering price per share		$10.71
Redemption proceeds per share		$10.71

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 2009 (unaudited) 1

Investment Income:
Dividends (including $204 received from an affiliated issuer (Note 5))			$2,547
Expenses:
Investment adviser fee (Note 5)		$1,383
Administrative personnel and services fee (Note 5)		10,082
Custodian fees		1,523
Transfer and dividend disbursing agent fees and expenses		3,071
Auditing fees		1,809
Legal fees		905
Portfolio accounting fees		1,674
Shareholder services fee--Class A Shares (Note 5)		1
Share registration costs		3,159
Printing and postage		1,505
Miscellaneous		322
TOTAL EXPENSES		25,434
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,383)
Waiver of administrative personnel and services fee	(1,971)
Reimbursement of other operating expenses	(20,243)
TOTAL WAIVERS AND REIMBURSEMENT		(23,597)
Net expenses			1,837
Net investment income			710
Realized and Unrealized Gain on Investments:
Net realized gain on investments			2,211
Net change in unrealized appreciation of investments			222,198
Net realized and unrealized gain on investments			224,409
Change in net assets resulting from operations			$225,119

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended (unaudited) 3/31/2009	[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$710
Net realized gain on investments	2,211
Net change in unrealized appreciation/depreciation of investments	222,198
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	225,119
Share Transactions:
Proceeds from sale of shares	4,316,772
Cost of shares redeemed	(300)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,316,472
Change in net assets	4,541,591
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $710)	$4,541,591

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on March 16, 2009. As of and during the period ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax year 2009 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended March 31	2009 [1]
Class A Shares:	Shares	Amount
Shares sold	1,167	$12,155
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,157	$12,055

Period Ended March 31	2009 [1]
Class C Shares:	Shares	Amount
Shares sold	20	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10	$100

Period Ended March 31	2009 [1]
Institutional Shares:	Shares	Amount
Shares sold	423,046	$4,304,417
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	423,036	$4,304,317
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	424,203	$4,316,472

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $4,332,646. The net unrealized appreciation of investments for federal tax purposes was $222,198. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $395,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $173,427.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended March 31, 2009, the Adviser voluntarily waived its entire fee of $1,383 and voluntarily reimbursed $20,243 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended March 31, 2009, the net fee paid to FAS was 5.277% of average daily net assets of the Fund. FAS waived $1,971 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period ended March 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the period ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/16/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	1,335,939	1,272,968	62,971	$62,971	$204

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2009, were as follows:

Purchases	$4,596,308
Sales	$83,794

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009 there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - November 2008

FEDERATED CLOVER SMALL VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in November 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. ("Clover Capital"), the investment adviser to the Clover Capital Enhanced Small Cap Value Equity Common Fund (the "Clover Small Cap"), a privately offered pooled fund (the "Acquisition"). As part of the transaction, Federated proposed that the Clover Small Cap be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Clover Small Cap the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Clover Small Cap, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report noted that Clover Capital, as manager of the Clover Small Cap, subadviser to a mutual fund and adviser to a group trust and separate managed accounts, generated consistent and strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and a similar investment strategy as the Clover Small Cap, the nature and quality of the management of the Fund is expected to reflect that of the Clover Small Cap. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ended June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or it's agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172263

40465 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Clover Value Fund

Established 2009

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.25
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.48
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$9.72
Total Return [2]	5.19%

Ratios to Average Net Assets:
Net expenses	1.19	% [3]
Net investment income	2.16	% [3]
Expense waiver/reimbursement [4]	1.18	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$357
Portfolio turnover	1%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.25
Income From Investment Operations:
Net investment income	0.00	[2]
Net realized and unrealized gain on investments	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.47
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$9.71
Total Return [3]	5.07%

Ratios to Average Net Assets:
Net expenses	1.92	% [4]
Net investment income	1.43	% [4]
Expense waiver/reimbursement [5]	1.26	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$12
Portfolio turnover	1%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.25
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.48
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$9.72
Total Return [2]	5.19%

Ratios to Average Net Assets:
Net expenses	1.92	% [3]
Net investment income	1.43	% [3]
Expense waiver/reimbursement [4]	1.22	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[5]
Portfolio turnover	1%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.25
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.48
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$9.72
Total Return [2]	5.19%

Ratios to Average Net Assets:
Net expenses	1.67	% [3]
Net investment income	1.68	% [3]
Expense waiver/reimbursement [4]	1.13	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[5]
Portfolio turnover	1%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,051.90	$0.54
Class B Shares	$1,000	$1,050.70	$0.86
Class C Shares	$1,000	$1,051.90	$0.86
Class K Shares	$1,000	$1.051.90	$0.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$5.99
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65
Class K Shares	$1,000	$1,016.60	$8.40

1 "Actual" expense information is for the period from March 16, 2009 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of the respective share class, multiplied by 16/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information for Class A Shares, Class B Shares, Class C Shares and Class K Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class K Shares	1.67%

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	18.7%
Energy	14.2%
Health Care	12.4%
Consumer Staples	11.8%
Consumer Discretionary	8.3%
Utilities	6.3%
Information Technology	6.2%
Industrials	5.9%
Materials	4.4%
Telecommunication Services	4.2%
Other Securities [2]	0.9%
Cash Equivalents [3]	1.7%
Other Assets and Liabilities--Net [4]	5.0%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 Other Securities include an exchange-traded mutual fund.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--92.4%
		Consumer Discretionary--8.3%
5,420		Block (H&R), Inc.	$98,590
5,815	[1]	Liberty Media Corp.	116,009
1,820		McDonald's Corp.	99,317
1,302		Time Warner Cable, Inc.	32,287
5,187		Time Warner, Inc.	100,103
3,270		Walt Disney Co.	59,383
		TOTAL	505,689
		Consumer Staples--11.8%
3,665		CVS Caremark Corp.	100,751
3,135		H.J. Heinz Co.	103,643
4,165		Kraft Foods, Inc., Class A	92,838
2,215		Lorillard, Inc.	136,754
2,055		Philip Morris International, Inc.	73,117
2,865		Procter & Gamble Co.	134,913
2,775		Walgreen Co.	72,039
		TOTAL	714,055
		Energy--14.2%
2,850		Cabot Oil & Gas Corp., Class A	67,174
3,055		Chevron Corp.	205,418
2,600		ConocoPhillips	101,816
4,160		Exxon Mobil Corp.	283,296
2,275		Noble Energy, Inc.	122,577
3,420		Peabody Energy Corp.	85,637
		TOTAL	865,918
Shares			Value
		COMMON STOCKS--continued
		Financials--18.7%
2,840		Assurant, Inc.	$61,855
4,600		Axis Capital Holdings Ltd.	103,684
7,670		Bank of New York Mellon Corp.	216,678
645		Goldman Sachs Group, Inc.	68,383
6,950		Invesco Ltd.	96,327
5,600		J.P. Morgan Chase & Co.	148,848
6,465		KeyCorp	50,880
2,750		Morgan Stanley	62,618
1,535		PNC Financial Services Group	44,960
2,088		Simon Property Group, Inc.	72,328
3,125		The Travelers Cos., Inc.	127,000
5,535		U.S. Bancorp	80,866
		TOTAL	1,134,427
		Health Care--12.4%
1,995	[1]	Amgen, Inc.	98,792
9,050	[1]	Boston Scientific Corp.	71,948
2,455		Covidien Ltd.	81,604
2,240	[1]	Hospira, Inc.	69,126
2,440		Johnson & Johnson	128,344
2,750		Merck & Co., Inc.	73,563
10,520		Pfizer, Inc.	143,282
2,325	[1]	Wellpoint, Inc.	88,280
		TOTAL	754,939
		Industrials--5.9%
10,950		General Electric Co.	110,705
2,280		Raytheon Co.	88,783
2,130	[1]	Shaw Group, Inc.	58,383
3,865		Waste Management, Inc.	98,944
		TOTAL	356,815
Shares			Value
		COMMON STOCKS--continued
		Information Technology--6.2%
5,820		Corning, Inc.	$77,231
5,025	[1]	EMC Corp.	57,285
925		IBM Corp.	89,623
4,200		Intel Corp.	63,210
6,035	[1]	Symantec Corp.	90,163
		TOTAL	377,512
		Materials--4.4%
4,275		Ball Corp.	185,535
1,000		Potash Corp. of Saskatchewan, Inc.	80,810
		TOTAL	266,345
		Telecommunication Services--4.2%
5,550		AT&T, Inc.	139,860
3,910		Verizon Communications, Inc.	118,082
		TOTAL	257,942
		Utilities--6.3%
4,675		DPL, Inc.	105,375
2,815		Exelon Corp.	127,773
4,910		National Fuel Gas Co.	150,590
		TOTAL	383,738
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,354,500)	5,617,380
		EXCHANGE-TRADED MUTUAL FUND--0.9%
1,400		iShares Russell 1000 Value Index Fund (IDENTIFIED COST $50,834)	56,826
		MUTUAL FUND--1.7%
103,687	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	103,687
		TOTAL INVESTMENTS--95.0% (IDENTIFIED COST $5,509,021) [4]	5,777,893
		OTHER ASSETS AND LIABILITIES - NET--5.0% [5]	301,014
		TOTAL NET ASSETS--100%	$6,078,907

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost of investments for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$5,777,893
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$5,777,893

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $103,687 of investments in an affiliated issuer (Note 5) (identified cost $5,509,021)		$5,777,893
Cash		356,782
Income receivable		10,406
Receivable for investments sold		54,849
TOTAL ASSETS		6,199,930
Liabilities:
Payable for investments purchased	$90,788
Payable for administrative personnel and services fee (Note 5)	10,742
Payable for transfer and dividend disbursing agent fees and expenses	9,434
Payable for share registration costs	3,344
Payable for portfolio accounting fees	1,811
Accrued expenses	4,904
TOTAL LIABILITIES		121,023
Net assets for 625,669 shares outstanding		$6,078,907
Net Assets Consist of:
Paid-in capital		$5,802,579
Net unrealized appreciation of investments		268,872
Accumulated net realized gain on investments		7,645
Distributions in excess of net investment income		(189)
TOTAL NET ASSETS		$6,078,907

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,709,677 ÷ 587,681 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share	$9.72
Class A Shares:
Net asset value per share ($356,689 ÷ 36,696 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share (100/94.50 of $9.72)	$10.29
Redemption proceeds per share	$9.72
Class B Shares:
Net asset value per share ($12,331 ÷ 1,270 shares outstanding), no par value, unlimited shares authorized	$9.71
Offering price per share	$9.71
Redemption proceeds per share (94.50/100 of $9.71)	$9.18
Class C Shares:
Net asset value per share ($105.03 ÷ 10.811 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share (99.00/100 of $9.72)	$9.62
Class K Shares:
Net asset value per share ($105.03 ÷ 10.811 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share	$9.72

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 2009 1 (unaudited)

Investment Income:
Dividends (including $43 received from an affiliated issuer (Note 5))			$7,929
Expenses:
Investment adviser fee (Note 5)		$1,773
Administrative personnel and services fee (Note 5)		13,589
Custodian fees		569
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		9,473
Transfer and dividend disbursing agent fees and expenses--Class B Shares		9
Auditing fees		1,809
Legal fees		904
Portfolio accounting fees		1,811
Distribution services fee--Class B Shares (Note 5)		1
Share registration costs		3,344
Printing and postage		2,842
Miscellaneous		322
TOTAL EXPENSES		36,446
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,773)
Waiver of administrative personnel and services fee	(2,847)
Reimbursement of other operating expenses	(29,590)
TOTAL WAIVERS AND REIMBURSEMENT		(34,210)
Net expenses			2,236
Net investment income			5,693
Realized and Unrealized Gain on Investments:
Net realized gain on investments			7,645
Net change in unrealized appreciation of investments			268,872
Net realized and unrealized gain on investments			276,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$282,210

1 Reflects operations for the period March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 3/31/2009 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,693
Net realized gain on investments	7,645
Net change in unrealized appreciation/depreciation of investments	268,872
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	282,210
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,871)
Class B Shares	(11)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,882)
Share Transactions:
Proceeds from sale of shares	5,861,734
Net asset value of shares issued to shareholders in payment of distributions declared	5,882
Cost of shares redeemed	(65,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,802,579
Change in net assets	6,078,907
Net Assets:
Beginning of period	--
End of period (including distributions in excess of net investment income of $(189))	$6,078,907

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" on March 16, 2009. As of and during the period ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax year 2009 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended March 31	2009 [1]
Institutional Shares:	Shares	Amount
Shares sold	593,958	$5,491,850
Shares issued to shareholders in payment of distributions declared	615	5,871
Shares redeemed	(6,892)	(64,637)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	587,681	$5,433,084

Period Ended March 31	2009 [1]
Class A Shares:	Shares	Amount
Shares sold	36,706	$356,784
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	36,696	$356,684

Period Ended March 31	2009 [1]
Class B Shares:	Shares	Amount
Shares sold	1,279	$12,700
Shares issued to shareholders in payment of distributions declared	1	11
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,270	$12,611

Period Ended March 31	2009 [1]
Class C Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11	$100

Period Ended March 31	2009 [1]
Class K Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	11	$100
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	625,669	$5,802,579

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $5,509,021. The net unrealized appreciation of investments for federal tax purposes was $268,872. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $309,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,184.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended March 31, 2009, the Adviser voluntarily waived its entire fee of $1,773 and voluntarily reimbursed $29,590 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended March 31, 2009, the net fee paid to FAS was 4.543% of average daily net assets of the Fund. FAS waived $2,847 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended March 31, 2009, FSC did not retain any fees paid by the Fund. For the period ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the period ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/16/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	166,724	63,037	103,687	$103,687	$43

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2009, were as follows:

Purchases	$7,668,356
Sales	$54,858

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - November 2008

FEDERATED CLOVER VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in November 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. ("Clover Capital"), the investment adviser to the Clover Capital Multi Cap Value Equity Common Fund (the "Predecessor Fund"), a privately offered pooled fund (the "Acquisition"). As part of the transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report noted that Clover Capital, as manager of the Predecessor Fund, subadviser to a mutual fund and adviser to a group trust and separate managed accounts, generated consistently strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ended June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or it's agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172255
Cusip 314172248
Cusip 314172230
Cusip 314172222

40427 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Clover Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited)
	3/31/2009	[1]
Net Asset Value, Beginning of Period	$9.25
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.47
TOTAL FROM INVESTMENT OPERATIONS	0.48
Less Distributions:
Distributions from net investment income	(0.01)
Net Asset Value, End of Period	$9.72
Total Return [2]	5.19%

Ratios to Average Net Assets:
Net expenses	0.94	% [3]
Net investment income	2.41	% [3]
Expense waiver/reimbursement [4]	1.13	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,710
Portfolio turnover	1%

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,051.90	$0.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.24	$4.73

1 "Actual" expense information for the Fund's Institutional Shares is for the period from March 16, 2009 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by 16/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	18.7%
Energy	14.2%
Health Care	12.4%
Consumer Staples	11.8%
Consumer Discretionary	8.3%
Utilities	6.3%
Information Technology	6.2%
Industrials	5.9%
Materials	4.4%
Telecommunication Services	4.2%
Other Securities [2]	0.9%
Cash Equivalents [3]	1.7%
Other Assets and Liabilities--Net [4]	5.0%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 Other Securities include an exchange-traded mutual fund.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--92.4%
		Consumer Discretionary--8.3%
5,420		Block (H&R), Inc.	$98,590
5,815	[1]	Liberty Media Corp.	116,009
1,820		McDonald's Corp.	99,317
1,302		Time Warner Cable, Inc.	32,287
5,187		Time Warner, Inc.	100,103
3,270		Walt Disney Co.	59,383
		TOTAL	505,689
		Consumer Staples--11.8%
3,665		CVS Caremark Corp.	100,751
3,135		H.J. Heinz Co.	103,643
4,165		Kraft Foods, Inc., Class A	92,838
2,215		Lorillard, Inc.	136,754
2,055		Philip Morris International, Inc.	73,117
2,865		Procter & Gamble Co.	134,913
2,775		Walgreen Co.	72,039
		TOTAL	714,055
		Energy--14.2%
2,850		Cabot Oil & Gas Corp., Class A	67,174
3,055		Chevron Corp.	205,418
2,600		ConocoPhillips	101,816
4,160		Exxon Mobil Corp.	283,296
2,275		Noble Energy, Inc.	122,577
3,420		Peabody Energy Corp.	85,637
		TOTAL	865,918
Shares			Value
		COMMON STOCKS--continued
		Financials--18.7%
2,840		Assurant, Inc.	$61,855
4,600		Axis Capital Holdings Ltd.	103,684
7,670		Bank of New York Mellon Corp.	216,678
645		Goldman Sachs Group, Inc.	68,383
6,950		Invesco Ltd.	96,327
5,600		J.P. Morgan Chase & Co.	148,848
6,465		KeyCorp	50,880
2,750		Morgan Stanley	62,618
1,535		PNC Financial Services Group	44,960
2,088		Simon Property Group, Inc.	72,328
3,125		The Travelers Cos., Inc.	127,000
5,535		U.S. Bancorp	80,866
		TOTAL	1,134,427
		Health Care--12.4%
1,995	[1]	Amgen, Inc.	98,792
9,050	[1]	Boston Scientific Corp.	71,948
2,455		Covidien Ltd.	81,604
2,240	[1]	Hospira, Inc.	69,126
2,440		Johnson & Johnson	128,344
2,750		Merck & Co., Inc.	73,563
10,520		Pfizer, Inc.	143,282
2,325	[1]	Wellpoint, Inc.	88,280
		TOTAL	754,939
		Industrials--5.9%
10,950		General Electric Co.	110,705
2,280		Raytheon Co.	88,783
2,130	[1]	Shaw Group, Inc.	58,383
3,865		Waste Management, Inc.	98,944
		TOTAL	356,815
Shares			Value
		COMMON STOCKS--continued
		Information Technology--6.2%
5,820		Corning, Inc.	$77,231
5,025	[1]	EMC Corp.	57,285
925		IBM Corp.	89,623
4,200		Intel Corp.	63,210
6,035	[1]	Symantec Corp.	90,163
		TOTAL	377,512
		Materials--4.4%
4,275		Ball Corp.	185,535
1,000		Potash Corp. of Saskatchewan, Inc.	80,810
		TOTAL	266,345
		Telecommunication Services--4.2%
5,550		AT&T, Inc.	139,860
3,910		Verizon Communications, Inc.	118,082
		TOTAL	257,942
		Utilities--6.3%
4,675		DPL, Inc.	105,375
2,815		Exelon Corp.	127,773
4,910		National Fuel Gas Co.	150,590
		TOTAL	383,738
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,354,500)	5,617,380
		EXCHANGE-TRADED MUTUAL FUND--0.9%
1,400		iShares Russell 1000 Value Index Fund (IDENTIFIED COST $50,834)	56,826
		MUTUAL FUND--1.7%
103,687	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.07% (AT NET ASSET VALUE)	103,687
		TOTAL INVESTMENTS--95.0% (IDENTIFIED COST $5,509,021) [4]	5,777,893
		OTHER ASSETS AND LIABILITIES - NET--5.0% [5]	301,014
		TOTAL NET ASSETS--100%	$6,078,907

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost of investments for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$5,777,893
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$5,777,893

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $103,687 of investments in an affiliated issuer (Note 5) (identified cost $5,509,021)		$5,777,893
Cash		356,782
Income receivable		10,406
Receivable for investments sold		54,849
TOTAL ASSETS		6,199,930
Liabilities:
Payable for investments purchased	$90,788
Payable for administrative personnel and services fee (Note 5)	10,742
Payable for transfer and dividend disbursing agent fees and expenses	9,434
Payable for share registration costs	3,344
Payable for portfolio accounting fees	1,811
Accrued expenses	4,904
TOTAL LIABILITIES		121,023
Net assets for 625,669 shares outstanding		$6,078,907
Net Assets Consist of:
Paid-in capital		$5,802,579
Net unrealized appreciation of investments		268,872
Accumulated net realized gain on investments		7,645
Distributions in excess of net investment income		(189)
TOTAL NET ASSETS		$6,078,907

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,709,677 ÷ 587,681 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share	$9.72
Class A Shares:
Net asset value per share ($356,689 ÷ 36,696 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share (100/94.50 of $9.72)	$10.29
Redemption proceeds per share	$9.72
Class B Shares:
Net asset value per share ($12,331 ÷ 1,270 shares outstanding), no par value, unlimited shares authorized	$9.71
Offering price per share	$9.71
Redemption proceeds per share (94.50/100 of $9.71)	$9.18
Class C Shares:
Net asset value per share ($105.03 ÷ 10.811 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share (99.00/100 of $9.72)	$9.62
Class K Shares:
Net asset value per share ($105.03 ÷ 10.811 shares outstanding), no par value, unlimited shares authorized	$9.72
Offering price per share	$9.72
Redemption proceeds per share	$9.72

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended March 31, 2009 1 (unaudited)

Investment Income:
Dividends (including $43 received from an affiliated issuer (Note 5))			$7,929
Expenses:
Investment adviser fee (Note 5)		$1,773
Administrative personnel and services fee (Note 5)		13,589
Custodian fees		569
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		9,473
Transfer and dividend disbursing agent fees and expenses--Class B Shares		9
Auditing fees		1,809
Legal fees		904
Portfolio accounting fees		1,811
Distribution services fee--Class B Shares (Note 5)		1
Share registration costs		3,344
Printing and postage		2,842
Miscellaneous		322
TOTAL EXPENSES		36,446
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,773)
Waiver of administrative personnel and services fee	(2,847)
Reimbursement of other operating expenses	(29,590)
TOTAL WAIVERS AND REIMBURSEMENT		(34,210)
Net expenses			2,236
Net investment income			5,693
Realized and Unrealized Gain on Investments:
Net realized gain on investments			7,645
Net change in unrealized appreciation of investments			268,872
Net realized and unrealized gain on investments			276,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$282,210

1 Reflects operations for the period March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 3/31/2009 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,693
Net realized gain on investments	7,645
Net change in unrealized appreciation/depreciation of investments	268,872
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	282,210
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,871)
Class B Shares	(11)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,882)
Share Transactions:
Proceeds from sale of shares	5,861,734
Net asset value of shares issued to shareholders in payment of distributions declared	5,882
Cost of shares redeemed	(65,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,802,579
Change in net assets	6,078,907
Net Assets:
Beginning of period	--
End of period (including distributions in excess of net investment income of $(189))	$6,078,907

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" on March 16, 2009. As of and during the period ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax year 2009 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Period Ended March 31	2009 [1]
Institutional Shares:	Shares	Amount
Shares sold	593,958	$5,491,850
Shares issued to shareholders in payment of distributions declared	615	5,871
Shares redeemed	(6,892)	(64,637)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	587,681	$5,433,084

Period Ended March 31	2009 [1]
Class A Shares:	Shares	Amount
Shares sold	36,706	$356,784
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	36,696	$356,684

Period Ended March 31	2009 [1]
Class B Shares:	Shares	Amount
Shares sold	1,279	$12,700
Shares issued to shareholders in payment of distributions declared	1	11
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,270	$12,611

Period Ended March 31	2009 [1]
Class C Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	11	$100

Period Ended March 31	2009 [1]
Class K Shares:	Shares	Amount
Shares sold	21	$200
Shares redeemed	(10)	(100)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	11	$100
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	625,669	$5,802,579

1 Reflects operations for the period from March 16, 2009 (date of initial investment) to March 31, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $5,509,021. The net unrealized appreciation of investments for federal tax purposes was $268,872. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $309,056 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,184.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended March 31, 2009, the Adviser voluntarily waived its entire fee of $1,773 and voluntarily reimbursed $29,590 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended March 31, 2009, the net fee paid to FAS was 4.543% of average daily net assets of the Fund. FAS waived $2,847 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period ended March 31, 2009, FSC did not retain any fees paid by the Fund. For the period ended March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the period ended March 31, 2009 were as follows:

Affiliate	Balance of Shares Held 3/16/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	166,724	63,037	103,687	$103,687	$43

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended March 31, 2009, were as follows:

Purchases	$7,668,356
Sales	$54,858

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - November 2008

FEDERATED CLOVER VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in November 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. ("Clover Capital"), the investment adviser to the Clover Capital Multi Cap Value Equity Common Fund (the "Predecessor Fund"), a privately offered pooled fund (the "Acquisition"). As part of the transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report noted that Clover Capital, as manager of the Predecessor Fund, subadviser to a mutual fund and adviser to a group trust and separate managed accounts, generated consistently strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ended June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds/variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or it's agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172214

40429 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prudent Bear Fund

Established 2008

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009	[1]	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$6.82		$5.96		$5.84		$5.47	$5.71		$6.84
Income From Investment Operations:
Net investment income (loss)	(0.06	) [2]	0.05		0.19		0.15	(0.00	) [3]	(0.02)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	1.66		1.00		0.12		0.28	(0.24)		(0.78)
TOTAL FROM INVESTMENT OPERATIONS	1.60		1.05		0.31		0.43	(0.24)		(0.80)
Less Distributions:
Distributions from net investment income	--		(0.19)		(0.19)		(0.06)	--		(0.33)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	(1.34)		--		--		--	--		--
TOTAL DISTRIBUTIONS	(1.34)		(0.19)		(0.19)		(0.06)	--		(0.33)
Redemption fees	--		0.00	[3]	0.00	[3]	0.00 [3]	0.00	[3]	0.00	[3]
Net Asset Value, End of Period	$7.08		$6.82		$5.96		$5.84	$5.47		$5.71
Total Return [4]	23.42%		17.98%		5.49%		7.92%	(4.20)%		(12.03)%

Ratios to Average Net Assets:
Net expenses	2.81	% [5,6]	2.56	% [5]	2.33	% [5]	2.49%	2.58%		2.28	% [5]
Net expenses excluding dividends on short positions	1.72	% [6]	1.72%		1.76%		1.77%	1.85%		1.84%
Net investment income (loss)	(1.69	)% [6]	0.80%		3.31%		2.60%	(0.03)%		(0.38)%
Expense waiver/reimbursement [7]	0.03	% [6]	0.04%		0.03%		--	--		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,041,517		$1,054,341		$747,610		$650,305	$411,780		$429,469
Portfolio turnover	273%		277%		119%		104%	129%		138%

1 Prudent Bear Fund (the "Predecessor Fund") was reorganized into Federated Prudent Bear Fund (the "Fund") as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Per share number has been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.78%, 2.52%, 2.30% and 2.27%, respectively, after taking into account these expense reductions for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007 and 2004.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009	[1]	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$6.52		$5.72		$5.62		$5.29	$5.56	$6.68
Income From Investment Operations:
Net investment income (loss)	(0.09)	[2]	0.01		0.14		0.11	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	1.59		0.96		0.11		0.26	(0.24)	(0.75)
TOTAL FROM INVESTMENT OPERATIONS	1.50		0.97		0.25		0.37	(0.28)	(0.82)
Less Distributions:
Distributions from net investment income	--		(0.17)		(0.15)		(0.04)	--	(0.30)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	(1.34)		--		--		--	--	--
TOTAL DISTRIBUTIONS	(1.34)		(0.17)		(0.15)		(0.04)	--	(0.30)
Redemption fees	--		0.00	[3]	0.00	[3]	0.00 [3]	0.01	0.00	[3]
Net Asset Value, End of Period	$6.68		$6.52		$5.72		$5.62	$5.29	$5.56
Total Return [4]	22.90%		17.13%		4.61%		7.14%	(4.86)%	(12.72)%

Ratios to Average Net Assets:
Net expenses	3.52	% [5,6]	3.31	% [5]	3.08	% [5]	3.24%	3.33%	3.03	% [5]
Net expenses excluding dividends on short positions	2.43	% [6]	2.47%		2.51%		2.52%	2.60%	2.59%
Net investment income (loss)	(2.44	)% [6]	0.09%		2.56%		1.85%	(0.78)%	(1.13)%
Expense waiver/reimbursement [7]	0.03	% [6]	0.04%		0.03%		--	--	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,016		$65,831		$45,173		$31,283	$19,029	$15,971
Portfolio turnover	273%		277%		119%		104%	129%	138%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Per share number has been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.49%, 3.27%, 3.05%, and 3.02%, respectively, after taking into account these expense reductions for the six months ended March 31, 2009 and the years ended September 30, 2008, 2007 and 2004.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,234.20	$15.65
Class C Shares	$1,000	$1,229.00	$19.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,010.92	$14.09
Class C Shares	$1,000	$1,007.38	$17.62

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	2.81%
Class C Shares	3.52%

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2009, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(44.9)%
Derivative Contracts--Short (notional value) [1]	(21.6)%
U.S. Treasury Securities	71.2%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	12.7%
Common Stock	5.7%
Other Securities [2,3]	0.0%
Cash Equivalents [4]	10.8%
Adjustment for Derivative Contracts (notional value) [1]	20.2%
Collateral on Deposit for Securities Sold Short	45.2%
Other Assets and Liabilities--Net [5]	0.7%
TOTAL	100.0%

At March 31, 2009, the Fund's sector composition 6 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Broad Equity Index	44.5%
Industrials	14.1%
Consumer Staples	11.4%
Consumer Discretionary	10.1%
Information Technology	8.2%
Materials	4.0%
Healthcare	2.6%
Financials	2.5%
Other [7]	2.6%
TOTAL	100.0%

1 Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

2 Other Securities include warrants.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

6 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

7 Other includes an exchange-traded fund.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--5.7%
		Energy--0.0%
1,000,000	[1]	Powertech Uranium Corp., Class A	$198,286
		Materials--5.7%
3,500,000	[1]	Abacus Mining & Exploration Corp.	263,722
77,400		Agnico Eagle Mines Ltd.	4,405,608
1,282,000	[1]	Antares Minerals, Inc.	1,667,576
564,715	[1]	Aquiline Resources, Inc.	1,209,336
78,125	[1,2,3]	Aquiline Resources, Inc.	167,305
78,125	[1,2,3]	Aquiline Resources, Inc.	167,305
360,000	[1,2,3,4]	Ascot Resources Ltd.	79,949
1,500,000	[1,4]	Ascot Resources Ltd.	333,122
1,140,000	[1,2,3,4]	Ascot Resources Ltd.	253,173
392,000	[1]	Aurizon Mines Ltd.	1,803,300
1,416,500	[1]	Bear Lake Gold Ltd.	269,638
3,000,000	[1]	Benton Resources Corp.	642,449
4,000,000	[1,4]	Brilliant Mining Corp.	396,574
1,000,000	[1]	Callinan Mines Ltd.	523,477
400,000	[1]	Cardero Resource Corp.	469,543
3,204,000	[1]	Centamin Egypt Ltd.	2,744,543
137,300		Cia de Minas Buenaventura SA, Class B, ADR	3,292,454
1,000,000	[1]	Duran Ventures, Inc.	95,178
654,000	[1]	EMC Metals Corp.	54,465
150,000	[1,2,3,4]	East Asia Minerals Corp.	65,435
3,581,038	[1,4]	East Asia Minerals Corp.	1,562,160
807,000	[1]	Evolving Gold Corp.	268,829
950,000	[1,2,3]	Evolving Gold Corp.	316,466
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	424,572
1,700,000	[1]	Fortuna Silver Mines, Inc.	1,361,834
112,100		Goldcorp, Inc., Class A	3,735,172
175,000	[5]	Golden Predator Royalty & Development Corp.	72,176
1,400,000	[1]	Grayd Resource Corp.	433,058
180,000		IAMGOLD Corp.	1,539,000
1,000,000	[1]	International Tower Hill Mines Ltd.	2,498,414
175,000	[1,2,3]	International Tower Hill Mines Ltd.	437,222
Shares			Value
		COMMON STOCKS--continued
		Materials--continued
150,000	[1]	Jaguar Mining, Inc.	$888,722
126,400	[1]	Kirkland Lake Gold, Inc.	761,929
825,000	[1,2,3,4]	Kootenay Gold, Inc.	543,108
500,000	[1,2,3,4]	Kootenay Gold, Inc.	329,156
1,000,000	[1,4]	Kootenay Gold, Inc.	658,312
1,665,000	[1]	Lake Shore Gold Corp.	2,060,121
1,500,000	[1,4]	MacArthur Minerals Ltd.	1,106,440
800,000	[1]	Mansfield Minerals, Inc.	253,806
72,600		Newmont Mining Corp.	3,249,576
520,000	[1]	Osisko Exploration Ltd.	2,371,510
800,000	[1]	Pachamama Resources Ltd.	63,451
2,000,000	[1]	Palladon Ventures Ltd.	111,040
69,100	[1]	Randgold Resources Ltd., ADR	3,755,585
361,400	[1]	Red Back Mining, Inc.	2,336,143
1,500,000	[1]	Rockgate Capital Corp.	452,093
63,500		Royal Gold, Inc.	2,969,260
330,000	[1]	Rubicon Minerals Corp.	513,008
675,000	[1]	San Gold Corp.	1,001,150
4,000,000	[1]	Selkirk Metals Corp.	428,300
400,000	[1,2,3]	Silverstone Resources Corp.	590,102
2,170,226	[1]	Silverstone Resources Corp.	3,201,633
1,085,113	[1,2,3]	Silverstone Resources Corp.	1,600,817
3,000,000	[1,4]	Southampton Ventures, Inc.	202,252
800,000	[1]	Trevali Resources Corp.	602,792
477,000		Yamana Gold, Inc.	4,412,250
		TOTAL	66,015,611
		TOTAL COMMON STOCKS (IDENTIFIED COST $102,248,513)	66,213,897
		WARRANTS--0.0%
		Industrials--0.0%
105,990	[1]	Aura Systems, Inc., Warrants	19,313
		Materials--0.0%
570,000	[1]	Ascot Resources Ltd., Warrants	735
180,000	[1]	Ascot Resources Ltd., Warrants	1
43,500	[1]	Chesapeake Gold Corp., Warrants	36,683
475,000	[1]	Evolving Gold Corp., Warrants	15,895
Shares or Principal Amount			Value
		WARRANTS--continued
		Materials--continued
265,000	[1]	Fortuna Silver Mines, Inc., Warrants	$604
1,050,000	[1]	Golden Predator Mines, Inc., Warrants	46,095
175,000	[1]	Golden Predator Royalty & Development Corp., Warrants	0
175,000	[1]	International Tower Hill Mines Ltd., Warrants	63,656
412,500	[1]	Kootenay Gold, Inc., Warrants	9,672
250,000	[1]	Kootenay Gold, Inc., Warrants	1,899
313,334	[1]	Northrock Resources, Inc., Warrants	0
200,000	[1]	Silverstone Resources Corp., Warrants	567
		TOTAL	175,807
		TOTAL WARRANTS (IDENTIFIED COST $26,335)	195,120
		U.S. TREASURY--83.9% [6]
		U.S. Treasury Bills--83.9%
$389,200,000		U.S. Treasury Bill, 0.15%, 4/2/2009	389,199,533
87,000,000		U.S. Treasury Bill, 0.13%, 4/9/2009	86,998,791
122,000,000		U.S. Treasury Bill, 0.23%, 4/16/2009	121,994,913
11,000,000		U.S. Treasury Bill, 0.05%, 4/23/2009	10,999,127
13,000,000		U.S. Treasury Bill, 0.17%, 4/30/2009	12,998,376
43,000,000		U.S. Treasury Bill, 0.16%, 5/7/2009	42,993,602
19,000,000		U.S. Treasury Bill, 0.18%, 5/14/2009	18,996,369
54,500,000		U.S. Treasury Bill, 0.21%, 5/21/2009	54,488,833
9,000,000		U.S. Treasury Bill, 0.23%, 5/28/2009	8,997,577
39,000,000		U.S. Treasury Bill, 0.025%, 6/4/2009	38,986,479
42,000,000		U.S. Treasury Bill, 0.21%, 6/18/2009	41,987,942
148,000,000	[7]	U.S. Treasury Bill, 0.195%, 7/2/2009	147,923,410
		TOTAL U.S. TREASURY (IDENTIFIED COST $976,337,882)	976,564,952
		MUTUAL FUND--10.8%
124,995,800	[4,8]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.01% (AT NET ASSET VALUE)	124,995,800
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $1,203,608,530) [9]	1,167,969,769
		OTHER ASSETS AND LIABILITIES - NET--(0.4)% [10]	(4,440,926)
		TOTAL NET ASSETS--100%	$1,163,528,843

SCHEDULE OF SECURITIES SOLD SHORT

150,000	ASML Holding, N.V., ADR	$2,626,500
300,000	Applied Materials, Inc.	3,225,000
330,000	Avon Products, Inc.	6,345,900
515,000	Burger King Holdings, Inc.	11,819,250
260,000	Clorox Corp.	13,384,800
230,000	Colgate-Palmolive Co.	13,565,400
655,000	Comcast Corp., Class A	8,934,200
635,000	Consumer Staples Select Sector SPDR Fund	13,398,500
500,000	Dentsply International, Inc.	13,425,000
175,000	EMC Corp.	1,995,000
390,000	Ecolab, Inc.	13,544,700
185,000	Grainger (W.W.), Inc.	12,983,300
181,690	Hewlett-Packard Co.	5,824,981
505,000	Hunt (J.B.) Transportation Services, Inc.	12,175,550
20,000	ITT Educational Services, Inc.	2,428,400
245,000	International Flavors & Fragrances, Inc.	7,462,700
608,200	Iron Mountain, Inc.	13,483,794
60,000	Kohl's Corp.	2,539,200
220,000	Kraft Foods, Inc., Class A	4,903,800
165,000	Lam Research Corp.	3,757,050
380,000	Landstar System, Inc.	12,718,600
160,000	McCormick & Co., Inc.	4,731,200
565,000	Nokia Oyj, Class A, ADR	6,593,550
635,000	Nuance Communications, Inc.	6,896,100
500,000	PACCAR, Inc.	12,880,000
282,000	Procter & Gamble Co.	13,279,380
540,000	Robert Half International, Inc.	9,628,200
2,930,000	S&P Depositary Receipts Trust	232,759,200
170,000	Salesforce.com, Inc.	5,564,100
430,000	Sara Lee Corp.	3,474,400
370,000	Simon Property Group, Inc.	12,816,800
375,000	Snap-On, Inc.	9,412,500
320,000	Staples, Inc.	5,795,200
335,000	Verisign, Inc.	6,321,450
435,000	Yum! Brands, Inc.	11,953,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $517,589,077)	$522,647,505

At March 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] S&P 500 Index Short Futures	1,265	$251,355,500	June 2009	$(16,566,313)

At March 31, 2009, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Unit to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Purchased:
4/1/2009	137,968 Canadian Dollar	$109,602	$109,428	$(174)

Unrealized Depreciation on Futures Contracts and Foreign Exchange Contract and Value of Securities Sold Short are included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $4,974,610, which represented 0.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2009, these liquid restricted securities amounted to $4,974,610, which represented 0.4% of total net assets.

4 Affiliated company.

5 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

6 Discount rate at time of purchase.

7 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

8 7-Day net yield.

9 Also represents cost for federal tax purposes.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 191,137,521	$(539,213,992)
Level 2--Other Significant Observable Inputs	976,760,072	--
Level 3--Significant Unobservable Inputs	72,176	--
TOTAL	$1,167,969,769	$(539,213,992)

*Other financial instruments include securities sold short, futures contracts and a foreign exchange contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 1, 2008	$ --
Change in unrealized appreciation	72,176
Net purchases (sales) [1]	--
Balance as of March 31, 2009	$72,176
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date. [2]	$72,176

1 Shares acquired in conjunction with a merger were recorded at zero cost.

2 Amounts are included in the applicable line of the "Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions" section of the Statement of Operations.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $130,525,481 of investments in affiliated issuers (Note 5) (identified cost $1,203,608,530)		$1,167,969,769
Deposit at brokers for short sales		526,291,850
Income receivable		4,054
Receivable for investments sold		6,356,514
Receivable for shares sold		8,421,073
TOTAL ASSETS		1,709,043,260
Liabilities:
Securities sold short, at value (proceeds $517,589,077)	$522,647,505
Dividends payable on short positions	2,074,461
Payable for daily variation margin	3,592,075
Payable for investments purchased	8,566,744
Payable for shares redeemed	7,870,361
Payable for foreign exchange contracts	174
Payable for Directors'/Trustees' fees	18,053
Payable for distribution services fee (Note 5)	45,210
Payable for shareholder services fee (Note 5)	351,673
Accrued expenses	348,161
TOTAL LIABILITIES		545,514,417
Net assets for 164,900,705 shares outstanding		$1,163,528,843
Net Assets Consist of:
Paid-in capital		$1,113,174,638
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(57,258,527)
Accumulated net realized gain on investments, short sales, futures contracts and foreign currency transactions		125,352,848
Distributions in excess of net investment income		(17,740,116)
TOTAL NET ASSETS		$1,163,528,843

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,041,517,315 ÷ 147,132,927 shares outstanding), no par value, unlimited shares authorized	$7.08
Offering price per share (100/94.50 of $7.08)	$7.49
Redemption proceeds per share	$7.08
Class C Shares:
Net asset value per share ($65,015,732 ÷ 9,728,606 shares outstanding), no par value, unlimited shares authorized	$6.68
Offering price per share	$6.68
Redemption proceeds per share (99.00/100 of $6.68)	$6.61
Institutional Shares:
Net asset value per share ($56,995,796 ÷ 8,039,172 shares outstanding), no par value, unlimited shares authorized	$7.09
Offering price per share	$7.09
Redemption proceeds per share	$7.09

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Dividends (including $26,018 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $4,996)		$333,621
Interest		5,929,759
TOTAL INCOME		6,263,380
Expenses:
Investment adviser fee (Note 5)	$7,198,917
Administrative personnel and services fee (Note 5)	427,152
Custodian fees	94,243
Transfer and dividend disbursing agent fees and expenses	269,428
Directors'/Trustees' fees	18,128
Auditing fees	15,534
Legal fees	31,424
Portfolio accounting fees	108,145
Distribution services fee--Class A Shares (Note 5)	533,746
Distribution services fee--Class C Shares (Note 5)	253,139
Shareholder services fee--Class A Shares (Note 5)	837,377
Shareholder services fee--Class C Shares (Note 5)	49,090
Share registration costs	64,921
Printing and postage	45,855
Insurance premiums	32,232
Dividends on short positions	6,300,060
Miscellaneous	181,068
TOTAL EXPENSES	16,460,459

Statement of Operations-continued

Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(24,906)
Waiver of administrative personnel and services fee (Note 5)	(5,437)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(208,230)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		$(238,573)
Net expenses			$16,221,886
Net investment income (loss)			(9,958,506)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $99,657 on sales of investments in affiliated issuers (Note 5))			146,001,596
Net realized gain on short sales			53,219,514
Net realized gain on futures contracts			128,008,970
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			9,384,525
Net change in unrealized appreciation of short sales			(48,787,891)
Net change in unrealized appreciation on futures contracts			(34,398,875)
Net realized and unrealized gain on investments, short sales, futures contracts and foreign currency transactions			253,427,839
Change in net assets resulting from operations			$243,469,333

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(9,958,506)	$8,480,093
Net realized gain on investments, short sales, futures contracts and foreign currency transactions	327,230,080	127,804,837
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(73,802,241)	5,530,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	243,469,333	141,815,656
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(26,200,904)
Class C Shares	--	(1,491,647)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	(175,329,052)	--
Class C Shares	(10,147,277)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(185,476,329)	(27,692,551)
Share Transactions:
Proceeds from sale of shares	749,111,099	1,035,095,704
Net asset value of shares issued to shareholders in payment of distributions declared	169,504,331	24,569,158
Cost of shares redeemed	(933,252,386)	(846,993,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,636,956)	212,671,245
Redemption fees	--	595,501
Change in net assets	43,356,048	327,389,851
Net Assets:
Beginning of period	1,120,172,795	792,782,944
End of period (including distributions in excess of net investment income of $(17,740,116) and $(7,781,610), respectively)	$1,163,528,843	$1,120,172,795

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of thirteen portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2009, the Fund had a net realized gain on futures contracts of $128,008,970.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended March 31, 2009, the Fund had a net realized gain on short sales of $53,219,514.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,440,842	$659,676,641	151,743,434	$993,068,972
Shares issued to shareholders in payment of distributions declared	22,521,701	159,903,967	3,739,564	23,372,279
Shares redeemed	(117,429,747)	(886,098,093)	(126,354,362)	(817,484,352)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,467,204)	$(66,517,485)	29,128,636	$198,956,899

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,629,091	$32,645,945	6,724,197	$42,026,732
Shares issued to shareholders in payment of distributions declared	1,428,625	9,600,364	199,148	1,196,879
Shares redeemed	(6,418,219)	(46,823,561)	(4,725,762)	(29,509,265)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(360,503)	$(4,577,252)	2,197,583	$13,714,346

	Period Ended 3/31/2009 [1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,082,860	$56,788,513	--	$--
Shares redeemed	(43,688)	(330,732)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,039,172	$56,457,781	--	$--
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	211,465	$(14,636,956)	31,326,219	$212,671,245

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares and Class C Shares who redeemed shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the year ended September 30, 2008, the redemption fees for Class A Shares and Class C Shares amounted to $588,061 and $7,440, respectively.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $1,203,608,530. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in outstanding foreign exchange contracts, securities sold short and futures contracts was $35,638,761. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,467,142 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,105,903.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the period from December 6, 2008 to March 31, 2009, the net fee paid to the Adviser was $4,419,774.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $2,754,237.

Administrative Fee

Effective close of business on December 5, 2008, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from December 6, 2008 to March 31, 2009 is pro-rated. For the period from December 6, 2008 to March 31, 2009, the net fee paid to FAS was $270,593 and represented 0.075% of average daily net assets of the Fund. FAS waived $5,437 of its fee.

Prior to close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $151,122.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from December 6, 2008 to March 31, 2009, the net fee paid to FSC was $147,973. For the period from December 6, 2008 to March 31, 2009, FSC retained $57,897 of fees paid by the Fund. For the period from December 6, 2008 to March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $638,912.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to March 31, 2009, FSC retained $85,527 in sales charges from the sale of Class A Shares. FSC also retained $4,359 of CDSC relating to redemptions of Class C Shares.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to March 31, 2009, FSSC received $80,649 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.76%, 2.51% and 1.51%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Ascot Resources Ltd.	360,000	--	--	360,000	$ 79,949	$--
Ascot Resources Ltd.	1,500,000	--	--	1,500,000	333,122	--
Ascot Resources Ltd.	1,140,000	--	--	1,140,000	253,173	--
Brilliant Mining Corp.	4,000,000	--	--	4,000,000	396,574	--
East Asia Minerals Corp.	150,000	--	--	150,000	65,435	--
East Asia Minerals Corp.	3,719,038	--	138,000	3,581,038	1,562,160	--
Kootenay Gold, Inc.	825,000	--	--	825,000	543,108	--
Kootenay Gold, Inc.	500,000	--	--	500,000	329,156	--
Kootenay Gold, Inc.	1,000,000	--	--	1,000,000	658,312	--
MacArthur Minerals Ltd.	1,500,000	--	--	1,500,000	1,106,440	--
Southampton Ventures, Inc.	3,000,000	--	--	3,000,000	202,252	--
TOTAL OF AFFILIATED COMPANIES	17,694,038	--	138,000	17,556,038	$5,529,681	$--

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to March 31, 2009, the Adviser reimbursed $24,906. Transactions with the affiliated holdings during the six months ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Federated Short-Term U.S. Government Trust	--	24,185,075	24,185,075	--	$ --	$ 2,675
U.S. Treasury Cash Reserves Fund, Institutional Shares	26,333,045	722,218,594	623,555,839	124,995,800	$124,995,800	$23,343
TOTAL OF AFFILIATED HOLDINGS	26,333,045	746,403,669	647,740,914	124,995,800	$124,995,800	$26,018

6. EXPENSE REDUCTION

Prior to close of business on December 5, 2008, the Predecessor Fund directed portfolio trades to a broker that in turn pays a portion of the Predecessor Fund's operating expenses. For the period from October 1, 2008 to December 5, 2008, the Fund's expenses were reduced by $208,230 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$1,609,033,065
Sales	$1,825,757,430

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - August 2008

FEDERATED PRUDENT BEAR FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in August 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of Prudent Bear Fund (the "Predecessor Fund"), a portfolio of Prudent Bear Funds, Inc. Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was noted that the Predecessor Fund has delivered competitive performance and strong percentile rankings since inception. Because the Fund will employ the same key management personnel and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund as a result of the reorganization, certain factors mentioned above (such as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history as a Federated fund. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ending June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172354
Cusip 314172347

40432 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

	Period Ended (unaudited) 3/31/2009	[1]
Net Asset Value, Beginning of Period	$6.91
Income From Investment Operations:
Net investment loss	(0.04	) [2]
Net realized and unrealized gain on investments, short sales, futures contracts and foreign currency transactions	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.18
Net Asset Value, End of Period	$7.09
Total Return [3]	2.60%

Ratios to Average Net Assets:
Net expenses	3.19	% [4]
Net expenses excluding dividends on short positions	1.51	% [4]
Net investment income (loss)	(2.70	)% [4]
Expense waiver/reimbursement [5]	0.00	% [4,6]
Supplemental Data:
Net assets, end of period (000 omitted)	$56,996
Portfolio turnover	273	% [7]

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended March 31, 2009.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 1 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,026.00	$10.09
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,009.03	$15.98

1 "Actual" expense information for the Fund's Institutional Shares is for the period from December 8, 2008 (date of initial investment) to March 31, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of 3.19%, multiplied by 114/365 (to reflect the period from initial investment to March 31, 2009). "Hypothetical" expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2009, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(44.9)%
Derivative Contracts--Short (notional value) [1]	(21.6)%
U.S. Treasury Securities	71.2%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	12.7%
Common Stock	5.7%
Other Securities [2,3]	0.0%
Cash Equivalents [4]	10.8%
Adjustment for Derivative Contracts (notional value) [1]	20.2%
Collateral on Deposit for Securities Sold Short	45.2%
Other Assets and Liabilities - Net [5]	0.7%
TOTAL	100.0%

At March 31, 2009, the Fund's sector composition 6 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Broad Equity Index	44.5%
Industrials	14.1%
Consumer Staples	11.4%
Consumer Discretionary	10.1%
Information Technology	8.2%
Materials	4.0%
Healthcare	2.6%
Financials	2.5%
Other [7]	2.6%
TOTAL	100.0%

1 Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

2 Other Securities include warrants.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

6 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

7 Other includes an exchange-traded fund.

Portfolio of Investments

March 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--5.7%
		Energy--0.0%
1,000,000	[1]	Powertech Uranium Corp., Class A	$198,286
		Materials--5.7%
3,500,000	[1]	Abacus Mining & Exploration Corp.	263,722
77,400		Agnico Eagle Mines Ltd.	4,405,608
1,282,000	[1]	Antares Minerals, Inc.	1,667,576
564,715	[1]	Aquiline Resources, Inc.	1,209,336
78,125	[1,2,3]	Aquiline Resources, Inc.	167,305
78,125	[1,2,3]	Aquiline Resources, Inc.	167,305
360,000	[1,2,3,4]	Ascot Resources Ltd.	79,949
1,500,000	[1,4]	Ascot Resources Ltd.	333,122
1,140,000	[1,2,3,4]	Ascot Resources Ltd.	253,173
392,000	[1]	Aurizon Mines Ltd.	1,803,300
1,416,500	[1]	Bear Lake Gold Ltd.	269,638
3,000,000	[1]	Benton Resources Corp.	642,449
4,000,000	[1,4]	Brilliant Mining Corp.	396,574
1,000,000	[1]	Callinan Mines Ltd.	523,477
400,000	[1]	Cardero Resource Corp.	469,543
3,204,000	[1]	Centamin Egypt Ltd.	2,744,543
137,300		Cia de Minas Buenaventura SA, Class B, ADR	3,292,454
1,000,000	[1]	Duran Ventures, Inc.	95,178
654,000	[1]	EMC Metals Corp.	54,465
150,000	[1,2,3,4]	East Asia Minerals Corp.	65,435
3,581,038	[1,4]	East Asia Minerals Corp.	1,562,160
807,000	[1]	Evolving Gold Corp.	268,829
950,000	[1,2,3]	Evolving Gold Corp.	316,466
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	424,572
1,700,000	[1]	Fortuna Silver Mines, Inc.	1,361,834
112,100		Goldcorp, Inc., Class A	3,735,172
175,000	[5]	Golden Predator Royalty & Development Corp.	72,176
1,400,000	[1]	Grayd Resource Corp.	433,058
180,000		IAMGOLD Corp.	1,539,000
1,000,000	[1]	International Tower Hill Mines Ltd.	2,498,414
175,000	[1,2,3]	International Tower Hill Mines Ltd.	437,222
Shares			Value
		COMMON STOCKS--continued
		Materials--continued
150,000	[1]	Jaguar Mining, Inc.	$888,722
126,400	[1]	Kirkland Lake Gold, Inc.	761,929
825,000	[1,2,3,4]	Kootenay Gold, Inc.	543,108
500,000	[1,2,3,4]	Kootenay Gold, Inc.	329,156
1,000,000	[1,4]	Kootenay Gold, Inc.	658,312
1,665,000	[1]	Lake Shore Gold Corp.	2,060,121
1,500,000	[1,4]	MacArthur Minerals Ltd.	1,106,440
800,000	[1]	Mansfield Minerals, Inc.	253,806
72,600		Newmont Mining Corp.	3,249,576
520,000	[1]	Osisko Exploration Ltd.	2,371,510
800,000	[1]	Pachamama Resources Ltd.	63,451
2,000,000	[1]	Palladon Ventures Ltd.	111,040
69,100	[1]	Randgold Resources Ltd., ADR	3,755,585
361,400	[1]	Red Back Mining, Inc.	2,336,143
1,500,000	[1]	Rockgate Capital Corp.	452,093
63,500		Royal Gold, Inc.	2,969,260
330,000	[1]	Rubicon Minerals Corp.	513,008
675,000	[1]	San Gold Corp.	1,001,150
4,000,000	[1]	Selkirk Metals Corp.	428,300
400,000	[1,2,3]	Silverstone Resources Corp.	590,102
2,170,226	[1]	Silverstone Resources Corp.	3,201,633
1,085,113	[1,2,3]	Silverstone Resources Corp.	1,600,817
3,000,000	[1,4]	Southampton Ventures, Inc.	202,252
800,000	[1]	Trevali Resources Corp.	602,792
477,000		Yamana Gold, Inc.	4,412,250
		TOTAL	66,015,611
		TOTAL COMMON STOCKS (IDENTIFIED COST $102,248,513)	66,213,897
		WARRANTS--0.0%
		Industrials--0.0%
105,990	[1]	Aura Systems, Inc., Warrants	19,313
		Materials--0.0%
570,000	[1]	Ascot Resources Ltd., Warrants	735
180,000	[1]	Ascot Resources Ltd., Warrants	1
43,500	[1]	Chesapeake Gold Corp., Warrants	36,683
475,000	[1]	Evolving Gold Corp., Warrants	15,895
Shares or Principal Amount			Value
		WARRANTS--continued
		Materials--continued
265,000	[1]	Fortuna Silver Mines, Inc., Warrants	$604
1,050,000	[1]	Golden Predator Mines, Inc., Warrants	46,095
175,000	[1]	Golden Predator Royalty & Development Corp., Warrants	0
175,000	[1]	International Tower Hill Mines Ltd., Warrants	63,656
412,500	[1]	Kootenay Gold, Inc., Warrants	9,672
250,000	[1]	Kootenay Gold, Inc., Warrants	1,899
313,334	[1]	Northrock Resources, Inc., Warrants	0
200,000	[1]	Silverstone Resources Corp., Warrants	567
		TOTAL	175,807
		TOTAL WARRANTS (IDENTIFIED COST $26,335)	195,120
		U.S. TREASURY--83.9% [6]
		U.S. Treasury Bills--83.9%
$389,200,000		U.S. Treasury Bill, 0.15%, 4/2/2009	389,199,533
87,000,000		U.S. Treasury Bill, 0.13%, 4/9/2009	86,998,791
122,000,000		U.S. Treasury Bill, 0.23%, 4/16/2009	121,994,913
11,000,000		U.S. Treasury Bill, 0.05%, 4/23/2009	10,999,127
13,000,000		U.S. Treasury Bill, 0.17%, 4/30/2009	12,998,376
43,000,000		U.S. Treasury Bill, 0.16%, 5/7/2009	42,993,602
19,000,000		U.S. Treasury Bill, 0.18%, 5/14/2009	18,996,369
54,500,000		U.S. Treasury Bill, 0.21%, 5/21/2009	54,488,833
9,000,000		U.S. Treasury Bill, 0.23%, 5/28/2009	8,997,577
39,000,000		U.S. Treasury Bill, 0.025%, 6/4/2009	38,986,479
42,000,000		U.S. Treasury Bill, 0.21%, 6/18/2009	41,987,942
148,000,000	[7]	U.S. Treasury Bill, 0.195%, 7/2/2009	147,923,410
		TOTAL U.S. TREASURY (IDENTIFIED COST $976,337,882)	976,564,952
		MUTUAL FUND--10.8%
124,995,800	[4,8]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.01% (AT NET ASSET VALUE)	124,995,800
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $1,203,608,530) [9]	1,167,969,769
		OTHER ASSETS AND LIABILITIES - NET--(0.4)% [10]	(4,440,926)
		TOTAL NET ASSETS--100%	$1,163,528,843

SCHEDULE OF SECURITIES SOLD SHORT

150,000	ASML Holding, N.V., ADR	$2,626,500
300,000	Applied Materials, Inc.	3,225,000
330,000	Avon Products, Inc.	6,345,900
515,000	Burger King Holdings, Inc.	11,819,250
260,000	Clorox Corp.	13,384,800
230,000	Colgate-Palmolive Co.	13,565,400
655,000	Comcast Corp., Class A	8,934,200
635,000	Consumer Staples Select Sector SPDR Fund	13,398,500
500,000	Dentsply International, Inc.	13,425,000
175,000	EMC Corp.	1,995,000
390,000	Ecolab, Inc.	13,544,700
185,000	Grainger (W.W.), Inc.	12,983,300
181,690	Hewlett-Packard Co.	5,824,981
505,000	Hunt (J.B.) Transportation Services, Inc.	12,175,550
20,000	ITT Educational Services, Inc.	2,428,400
245,000	International Flavors & Fragrances, Inc.	7,462,700
608,200	Iron Mountain, Inc.	13,483,794
60,000	Kohl's Corp.	2,539,200
220,000	Kraft Foods, Inc., Class A	4,903,800
165,000	Lam Research Corp.	3,757,050
380,000	Landstar System, Inc.	12,718,600
160,000	McCormick & Co., Inc.	4,731,200
565,000	Nokia Oyj, Class A, ADR	6,593,550
635,000	Nuance Communications, Inc.	6,896,100
500,000	PACCAR, Inc.	12,880,000
282,000	Procter & Gamble Co.	13,279,380
540,000	Robert Half International, Inc.	9,628,200
2,930,000	S&P Depositary Receipts Trust	232,759,200
170,000	Salesforce.com, Inc.	5,564,100
430,000	Sara Lee Corp.	3,474,400
370,000	Simon Property Group, Inc.	12,816,800
375,000	Snap-On, Inc.	9,412,500
320,000	Staples, Inc.	5,795,200
335,000	Verisign, Inc.	6,321,450
435,000	Yum! Brands, Inc.	11,953,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $517,589,077)	$522,647,505

At March 31, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] S&P 500 Index Short Futures	1,265	$251,355,500	June 2009	$(16,566,313)

At March 31, 2009, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Unit to Receive	In Exchange For	Contract at Value	Unrealized Depreciation
Contract Purchased:
4/1/2009	137,968 Canadian Dollar	$109,602	$109,428	$(174)

Unrealized Depreciation on Futures Contracts and Foreign Exchange Contract and Value of Securities Sold Short are included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $4,974,610, which represented 0.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At March 31, 2009, these liquid restricted securities amounted to $4,974,610, which represented 0.4% of total net assets.

4 Affiliated company.

5 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

6 Discount rate at time of purchase.

7 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

8 7-Day net yield.

9 Also represents cost for federal tax purposes.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$ 191,137,521	$(539,213,992)
Level 2--Other Significant Observable Inputs	976,760,072	--
Level 3--Significant Unobservable Inputs	72,176	--
TOTAL	$1,167,969,769	$(539,213,992)

*Other financial instruments include securities sold short, futures contracts and a foreign exchange contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 1, 2008	$ --
Change in unrealized appreciation	72,176
Net purchases (sales) [1]	--
Balance as of March 31, 2009	$72,176
The amount of total gains or losses for the period ended March 31, 2009 included in changes in net assets attributable to the change in unrealized gains or losses relating to assets still held at the reporting date. [2]	$72,176

1 Shares acquired in conjunction with a merger were recorded at zero cost.

2 Amounts are included in the applicable line of the "Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions" section of the Statement of Operations.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $130,525,481 of investments in affiliated issuers (Note 5) (identified cost $1,203,608,530)		$1,167,969,769
Deposit at brokers for short sales		526,291,850
Income receivable		4,054
Receivable for investments sold		6,356,514
Receivable for shares sold		8,421,073
TOTAL ASSETS		1,709,043,260
Liabilities:
Securities sold short, at value (proceeds $517,589,077)	$522,647,505
Dividends payable on short positions	2,074,461
Payable for daily variation margin	3,592,075
Payable for investments purchased	8,566,744
Payable for shares redeemed	7,870,361
Payable for foreign exchange contracts	174
Payable for Directors'/Trustees' fees	18,053
Payable for distribution services fee (Note 5)	45,210
Payable for shareholder services fee (Note 5)	351,673
Accrued expenses	348,161
TOTAL LIABILITIES		545,514,417
Net assets for 164,900,705 shares outstanding		$1,163,528,843
Net Assets Consist of:
Paid-in capital		$1,113,174,638
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(57,258,527)
Accumulated net realized gain on investments, short sales, futures contracts and foreign currency transactions		125,352,848
Distributions in excess of net investment income		(17,740,116)
TOTAL NET ASSETS		$1,163,528,843

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,041,517,315 ÷ 147,132,927 shares outstanding), no par value, unlimited shares authorized	$7.08
Offering price per share (100/94.50 of $7.08)	$7.49
Redemption proceeds per share	$7.08
Class C Shares:
Net asset value per share ($65,015,732 ÷ 9,728,606 shares outstanding), no par value, unlimited shares authorized	$6.68
Offering price per share	$6.68
Redemption proceeds per share (99.00/100 of $6.68)	$6.61
Institutional Shares:
Net asset value per share ($56,995,796 ÷ 8,039,172 shares outstanding), no par value, unlimited shares authorized	$7.09
Offering price per share	$7.09
Redemption proceeds per share	$7.09

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Dividends (including $26,018 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $4,996)		$333,621
Interest		5,929,759
TOTAL INCOME		6,263,380
Expenses:
Investment adviser fee (Note 5)	$7,198,917
Administrative personnel and services fee (Note 5)	427,152
Custodian fees	94,243
Transfer and dividend disbursing agent fees and expenses	269,428
Directors'/Trustees' fees	18,128
Auditing fees	15,534
Legal fees	31,424
Portfolio accounting fees	108,145
Distribution services fee--Class A Shares (Note 5)	533,746
Distribution services fee--Class C Shares (Note 5)	253,139
Shareholder services fee--Class A Shares (Note 5)	837,377
Shareholder services fee--Class C Shares (Note 5)	49,090
Share registration costs	64,921
Printing and postage	45,855
Insurance premiums	32,232
Dividends on short positions	6,300,060
Miscellaneous	181,068
TOTAL EXPENSES	16,460,459

Statement of Operations-continued

Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(24,906)
Waiver of administrative personnel and services fee (Note 5)	(5,437)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(208,230)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		$(238,573)
Net expenses			$16,221,886
Net investment income (loss)			(9,958,506)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $99,657 on sales of investments in affiliated issuers (Note 5))			146,001,596
Net realized gain on short sales			53,219,514
Net realized gain on futures contracts			128,008,970
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			9,384,525
Net change in unrealized appreciation of short sales			(48,787,891)
Net change in unrealized appreciation on futures contracts			(34,398,875)
Net realized and unrealized gain on investments, short sales, futures contracts and foreign currency transactions			253,427,839
Change in net assets resulting from operations			$243,469,333

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(9,958,506)	$8,480,093
Net realized gain on investments, short sales, futures contracts and foreign currency transactions	327,230,080	127,804,837
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(73,802,241)	5,530,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	243,469,333	141,815,656
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	--	(26,200,904)
Class C Shares	--	(1,491,647)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	(175,329,052)	--
Class C Shares	(10,147,277)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(185,476,329)	(27,692,551)
Share Transactions:
Proceeds from sale of shares	749,111,099	1,035,095,704
Net asset value of shares issued to shareholders in payment of distributions declared	169,504,331	24,569,158
Cost of shares redeemed	(933,252,386)	(846,993,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,636,956)	212,671,245
Redemption fees	--	595,501
Change in net assets	43,356,048	327,389,851
Net Assets:
Beginning of period	1,120,172,795	792,782,944
End of period (including distributions in excess of net investment income of $(17,740,116) and $(7,781,610), respectively)	$1,163,528,843	$1,120,172,795

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of thirteen portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the "Predecessor Fund") was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2009, the Fund had a net realized gain on futures contracts of $128,008,970.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended March 31, 2009, the Fund had a net realized gain on short sales of $53,219,514.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	87,440,842	$659,676,641	151,743,434	$993,068,972
Shares issued to shareholders in payment of distributions declared	22,521,701	159,903,967	3,739,564	23,372,279
Shares redeemed	(117,429,747)	(886,098,093)	(126,354,362)	(817,484,352)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,467,204)	$(66,517,485)	29,128,636	$198,956,899

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,629,091	$32,645,945	6,724,197	$42,026,732
Shares issued to shareholders in payment of distributions declared	1,428,625	9,600,364	199,148	1,196,879
Shares redeemed	(6,418,219)	(46,823,561)	(4,725,762)	(29,509,265)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(360,503)	$(4,577,252)	2,197,583	$13,714,346

	Period Ended 3/31/2009 [1]		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,082,860	$56,788,513	--	$--
Shares redeemed	(43,688)	(330,732)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,039,172	$56,457,781	--	$--
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	211,465	$(14,636,956)	31,326,219	$212,671,245

1 Reflects operations for the period from December 8, 2008 (date of initial investment) to March 31, 2009.

Redemption Fees

Prior to December 5, 2008, the Predecessor Fund imposed a 1.00% redemption fee to shareholders of the Fund's Class A Shares and Class C Shares who redeemed shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Predecessor Fund as additions to paid-in capital. For the year ended September 30, 2008, the redemption fees for Class A Shares and Class C Shares amounted to $588,061 and $7,440, respectively.

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $1,203,608,530. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in outstanding foreign exchange contracts, securities sold short and futures contracts was $35,638,761. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,467,142 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,105,903.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

For the period from December 6, 2008 to March 31, 2009, the net fee paid to the Adviser was $4,419,774.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from October 1, 2008 to December 5, 2008, the net fee paid to David W. Tice & Associates, LLC was $2,754,237.

Administrative Fee

Effective close of business on December 5, 2008, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The fee for the period from December 6, 2008 to March 31, 2009 is pro-rated. For the period from December 6, 2008 to March 31, 2009, the net fee paid to FAS was $270,593 and represented 0.075% of average daily net assets of the Fund. FAS waived $5,437 of its fee.

Prior to close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from October 1, 2008 to December 5, 2008, the net fee paid to U.S. Bancorp Fund Services, LLC was $151,122.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period from December 6, 2008 to March 31, 2009, the net fee paid to FSC was $147,973. For the period from December 6, 2008 to March 31, 2009, FSC retained $57,897 of fees paid by the Fund. For the period from December 6, 2008 to March 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares. For the period from October 1, 2008 to December 5, 2008, the net fee paid to Quasar Distributors, LLC was $638,912.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period from December 6, 2008 to March 31, 2009, FSC retained $85,527 in sales charges from the sale of Class A Shares. FSC also retained $4,359 of CDSC relating to redemptions of Class C Shares.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares. For the period from October 1, 2008 to December 5, 2008, the Predecessor Fund did not charge any sales charges on the sale of its Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the period from December 6, 2008 to March 31, 2009, FSSC received $80,649 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.76%, 2.51% and 1.51%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Ascot Resources Ltd.	360,000	--	--	360,000	$ 79,949	$--
Ascot Resources Ltd.	1,500,000	--	--	1,500,000	333,122	--
Ascot Resources Ltd.	1,140,000	--	--	1,140,000	253,173	--
Brilliant Mining Corp.	4,000,000	--	--	4,000,000	396,574	--
East Asia Minerals Corp.	150,000	--	--	150,000	65,435	--
East Asia Minerals Corp.	3,719,038	--	138,000	3,581,038	1,562,160	--
Kootenay Gold, Inc.	825,000	--	--	825,000	543,108	--
Kootenay Gold, Inc.	500,000	--	--	500,000	329,156	--
Kootenay Gold, Inc.	1,000,000	--	--	1,000,000	658,312	--
MacArthur Minerals Ltd.	1,500,000	--	--	1,500,000	1,106,440	--
Southampton Ventures, Inc.	3,000,000	--	--	3,000,000	202,252	--
TOTAL OF AFFILIATED COMPANIES	17,694,038	--	138,000	17,556,038	$5,529,681	$--

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period from December 6, 2008 to March 31, 2009, the Adviser reimbursed $24,906. Transactions with the affiliated holdings during the six months ended March 31, 2009 were as follows:

Affiliates	Balance of Shares Held 9/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend Income
Federated Short-Term U.S. Government Trust	--	24,185,075	24,185,075	--	$ --	$ 2,675
U.S. Treasury Cash Reserves Fund, Institutional Shares	26,333,045	722,218,594	623,555,839	124,995,800	$124,995,800	$23,343
TOTAL OF AFFILIATED HOLDINGS	26,333,045	746,403,669	647,740,914	124,995,800	$124,995,800	$26,018

6. EXPENSE REDUCTION

Prior to close of business on December 5, 2008, the Predecessor Fund directed portfolio trades to a broker that in turn pays a portion of the Predecessor Fund's operating expenses. For the period from October 1, 2008 to December 5, 2008, the Fund's expenses were reduced by $208,230 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$1,609,033,065
Sales	$1,825,757,430

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the period ended March 31, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - August 2008

FEDERATED PRUDENT BEAR FUND (THE "FUND")

The Fund's Board reviewed the Fund's proposed investment advisory contract at meetings held in August 2008. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of Prudent Bear Fund (the "Predecessor Fund"), a portfolio of Prudent Bear Funds, Inc. Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free reorganization which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a fund with substantially similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was noted that the Predecessor Fund has delivered competitive performance and strong percentile rankings since inception. Because the Fund will employ the same key management personnel and investment techniques, the Board reviewed the Predecessor Fund's performance compared to its peer group as an indicator of how the Adviser will execute the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund as a result of the reorganization, certain factors mentioned above (such as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history as a Federated fund. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the period ending June 30, 2009 will be available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172339

40433 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009